FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Schedule of Investments, August 31, 2024 (unaudited)

K2 Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 19.5%
Aerospace & Defense 0.0%†
Austal Ltd.	Australia	22,580	$35,783
[a]Satellogic Inc., 1/25/27, wts.	United States	2,058	76

			35,859

Automobile Components 0.1%
[a]Aptiv PLC	United States	8,662	619,593

Automobiles 0.3%
Bayerische Motoren Werke AG	Germany	13,280	1,232,439
[a]Li Auto Inc., ADR	China	14,918	290,304

			1,522,743

Beverages 0.0%†
Britvic PLC	United Kingdom	3,239	54,229

Biotechnology 4.4%
[b]Amgen Inc.	United States	7,420	2,477,019
[a]Apellis Pharmaceuticals Inc.	United States	52,265	2,033,108
[a,c]Apogee Therapeutics Inc.	United States	19,053	974,942
[a]Argenx SE, ADR	Netherlands	3,201	1,655,941
[a]Celldex Therapeutics Inc.	United States	26,643	1,101,155
[a,b]Crinetics Pharmaceuticals Inc.	United States	46,324	2,457,951
[a,b]Dyne Therapeutics Inc.	United States	53,290	2,456,136
[a,c]Ideaya Biosciences Inc.	United States	39,306	1,552,587
[a,b]Insmed Inc.	United States	24,723	1,890,568
[a,c]Krystal Biotech Inc.	United States	4,091	798,236
[a,b,c]Kymera Therapeutics Inc.	United States	27,860	1,347,310
[a]Neurocrine Biosciences Inc.	United States	6,865	872,267
[a]Regeneron Pharmaceuticals Inc.	United States	1,359	1,609,994
[a]Vaxcyte Inc.	United States	13,158	1,062,640
[a,c]Vera Therapeutics Inc., A	United States	15,811	597,972
[a,b]Vertex Pharmaceuticals Inc.	United States	5,282	2,619,291
[a]Xenon Pharmaceuticals Inc.	Canada	15,773	636,283

			26,143,400

Broadline Retail 0.0%†
[a,b]Alibaba Group Holding Ltd., ADR	China	371	30,919

Building Products 0.3%
Carrier Global Corp.	United States	9,100	662,298
[a]Johnson Controls International PLC	United States	17,993	1,310,790

			1,973,088

Capital Markets 0.0%†
[b]Palmer Square Capital BDC Inc.	United States	916	14,839

Chemicals 0.3%
[a,d]Covestro AG, 144A	Germany	4,947	303,257
[a]Danimer Scientific Inc., 7/15/25, wts.	United States	18	2
[b]Eastman Chemical Co.	United States	12,660	1,296,004

			1,599,263

Communications Equipment 0.0%†
[a]Infinera Corp.	United States	6,615	41,608
[a,e]Riverbed Technology, Inc.	United States	1,499	—
Spirent Communications PLC	United Kingdom	99,410	231,997

			273,605

Construction & Engineering 1.0%
[a]Mastec Inc.	United States	31,611	3,576,152

Quarterly Consolidated Schedule of Investments | See Notes to the Consolidated Schedule of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Construction & Engineering (continued)
[b]Quanta Services Inc.	United States	8,708	$2,395,832

			5,971,984

Consumer Finance 0.0%†
[a]EZCORP Inc., A	United States	1,396	17,059

Consumer Staples Distribution & Retail 0.0%†
[b,f]Albertsons Cos. Inc., A	United States	13,135	257,709

Containers & Packaging 0.1%
DS Smith PLC	United Kingdom	76,258	469,655

Diversified Financial Services 0.0%†
[a,b]Conx Corp., A, 10/30/27, wts.	United States	14,679	1,468
[a]Nabors Energy Transition Corp. II, 9/05/28, wts.	United States	2,168	200
[a,e]Pershing Square Tontine Holdings Ltd., A	United States	42,829	—
[e]Pershing Square Tontine Holdings Ltd., Contingent Value, rts., 12/31/33, A	United States	10,707	—
[a,b]Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	217
[a,e]Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	77
[a]Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	431
[a]Teract SA, 11/16/25, wts.	France	3,920	2

			2,395

Diversified Telecommunication Services 0.0%†
[a]Telecom Italia SpA	Italy	458,828	121,437

Electric Utilities 2.6%
Constellation Energy Corp.	United States	25,895	5,093,546
[b]Edison International	United States	30,242	2,631,961
Entergy Corp.	United States	14,901	1,798,402
[b]NextEra Energy Inc.	United States	22,139	1,782,411
[b]PG&E Corp.	United States	110,024	2,167,473
[b]PPL Corp.	United States	66,993	2,137,747

			15,611,540

Electrical Equipment 1.3%
[a,b]Array Technologies Inc.	United States	40,760	273,500
[a]Bloom Energy Corp., A	United States	26,916	320,570
[a,b]Enovix Corp.	United States	125,062	1,190,590
[a]Fluence Energy Inc., A	United States	28,785	528,781
[a]GE Vernova Inc.	United States	20,582	4,136,982
Mitsubishi Electric Corp.	Japan	36,431	613,718
[b]Vertiv Holdings Co., A	United States	5,311	440,972

			7,505,113

Energy Equipment & Services 0.1%
[a]John Wood Group PLC	United Kingdom	42,069	72,432
[a]Nabors Industries Ltd.	United States	6,897	519,827

			592,259

Entertainment 0.0%†
Endeavor Group Holdings Inc., A	United States	4,056	111,459

Equity Real Estate Investment Trusts (REITs) 0.0%†
Uniti Group Inc.	United States	22,310	97,272

Financial Services 0.0%†
[a,d]Nexi SpA, 144A	Italy	18,289	127,976

Food Products 0.0%†
Kellogg Co.	United States	2,842	229,094

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Ground Transportation 0.1%
[a,b]Uber Technologies Inc.	United States	10,627	$777,152

Health Care Equipment & Supplies 2.0%
[a]Align Technology Inc.	United States	6,567	1,557,824
[a]Axonics Inc.	United States	5,481	379,093
[a]Bausch + Lomb Corp.	United States	12,362	203,108
[a]Boston Scientific Corp.	United States	14,817	1,211,882
[a]The Cooper Cos. Inc.	United States	22,181	2,345,197
[a]DexCom Inc.	United States	30,247	2,097,327
[a,b]Inari Medical Inc.	United States	30,962	1,338,487
[a,b]Intuitive Surgical Inc.	United States	4,327	2,131,610
[a,c]Tandem Diabetes Care Inc.	United States	14,049	611,132

			11,875,660

Health Care Providers & Services 0.9%
[a,b]Amedisys Inc.	United States	3,084	302,263
[b]The Cigna Group	United States	5,404	1,955,221
[a,b]Community Health Systems Inc.	United States	52,718	287,313
[b]Humana Inc.	United States	5,086	1,802,835
[a,c]OPKO Health Inc.	United States	3,781	6,352
[a]PetIQ Inc., A	United States	2,473	75,550
[a]R1 Rcm Inc.	United States	14,565	205,512
[b]UnitedHealth Group Inc.	United States	1,000	590,200

			5,225,246

Health Care Technology 0.0%†
[a]Waystar Holding Corp.	United States	5,675	154,473

Hotels, Restaurants & Leisure 0.1%
[a,d]Delivery Hero SE, A, 144A	South Korea	5,929	186,721
[a]HomeToGo SE, 12/31/25, wts.	Luxembourg	716	1
Kindred Group PLC	Malta	17,566	217,945

			404,667

Household Durables 0.0%†
[a]Vizio Holding Corp., A	United States	15,305	171,875

Independent Power & Renewable Electricity Producers 0.4%
[b]The AES Corp.	United States	55,537	951,349
Clearway Energy Inc., C	United States	6,805	197,073
[d]Neoen SA, 144A	France	12,441	531,798
[a]Sunnova Energy International Inc.	United States	90,225	1,002,399

			2,682,619

Industrial Conglomerates 0.9%
3M Co.	United States	23,846	3,211,818
Hitachi Ltd.	Japan	80,295	1,980,880

			5,192,698

Industrial REITs 0.0%†
[a]Prologis Property Mexico SA de CV	Mexico	15,958	50,716

Interactive Media & Services 0.0%†
[a]Karnov Group AB, B	Sweden	4,395	33,862

IT Services 0.1%
[a]Brand Engagement Network Inc., A, 3/14/29, wts.	United States	241	17
Keywords Studios PLC	Ireland	4,721	150,414
[a]Perficient Inc.	United States	950	71,412
[a]Squarespace Inc., A	United States	1,826	83,047

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
IT Services (continued)
[a]Thoughtworks Holding Inc.	United States	2,498	$10,866

			315,756

Life Sciences Tools & Services 1.2%
Agilent Technologies Inc.	United States	17,133	2,448,648
Lonza Group AG	Switzerland	1,650	1,085,375
[a,b]Maravai Lifesciences Holdings Inc., A	United States	156,213	1,413,728
[a]QIAGEN NV	United States	42,600	1,947,246

			6,894,997

Machinery 0.0%†
[a,c]Desktop Metal Inc., A	United States	4,528	19,876
[a]Maxeon Solar Technologies	United States	32,750	143,772

			163,648

Media 0.1%
[a,b]Altice USA Inc., A	United States	119,885	220,588
Ascential PLC	United Kingdom	11,391	85,421
[a,b]Clear Channel Outdoor Holdings Inc., A	United States	69,083	103,625
[a,b]Liberty Media Corp.	United States	10,204	243,161

			652,795

Metals & Mining 0.0%†
[e]Samarco Mineracao SA Escrow	Brazil	384,000	—
Stelco Holdings Inc.	Canada	3,324	161,557

			161,557

Oil, Gas & Consumable Fuels 0.0%†
[a,e]Gazprom PJSC	Russia	615,160	—
[f]Golar LNG Ltd.	Cameroon	2,385	79,397

			79,397

Passenger Airlines 0.1%
[a]Hawaiian Holdings Inc.	United States	23,752	411,385
[a,c]Jetblue Airways Corp.	United States	139	706

			412,091

Pharmaceuticals 2.3%
[b]AstraZeneca PLC, ADR	United Kingdom	25,686	2,250,607
Bristol-Myers Squibb Co.	United States	61,267	3,060,287
[a]Catalent Inc.	United States	2,254	137,404
[a]China Traditional Chinese Medicine Holdings Co. Ltd.	China	311,793	169,535
[b]Eli Lilly & Co.	United States	3,152	3,025,983
[b]Novo Nordisk AS, ADR	Denmark	18,559	2,582,671
Sanofi SA, ADR	United States	28,978	1,630,302
[a,c]Verona Pharma PLC, ADR	United Kingdom	30,177	829,264

			13,686,053

Professional Services 0.0%†
Apm Human Services International Ltd.	Australia	162,682	158,133
[a,b]Falcon's Beyond Global Inc., A, 9/01/27, wts.	United States	180	242

			158,375

Semiconductors & Semiconductor Equipment 0.3%
[a,b]Arm Holdings PLC, ADR	United States	617	81,987
[a]Enphase Energy Inc.	United States	11,323	1,370,536
[b]Intel Corp.	United States	12,524	276,029

			1,728,552

Software 0.1%
[a]ANSYS Inc.	United States	398	127,925

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights		Value

Common Stocks and Other Equity Interests (continued)
Software (continued)
[a]Darktrace PLC	United Kingdom	33,069		$255,383
[a]Hashicorp Inc., A	United States	9,555		324,297
[a]Microstrategy Inc., A	United States	254		33,635
[a]Powerschool Holdings Inc., A	United States	1,644		37,335

				778,575

Specialized REITs 0.1%
[b]VICI Properties Inc., A	United States	12,459		417,127

Trading Companies & Distributors 0.2%
[b]Herc Holdings Inc.	United States	8,159		1,194,233

Total Common Stocks and Other Equity Interests (Cost $93,904,730)				116,594,614

Preferred Stocks 0.0%†
Financial Services 0.0%†
[b]FHLMC, 8.375%, pfd., Z	United States	28,451		112,381
[b]FNMA, 8.25%, pfd., S	United States	25,742		109,661

				222,042

Total Preferred Stocks (Cost $174,094)				222,042

	Country	Principal Amount*		Value

Convertible Bonds 11.2%
Aerospace & Defense 0.1%
Parsons Corp., senior note, 0.25%, 8/15/25	United States	325,000		688,309
[d]Rocket Lab USA Inc., senior note, 144A, 4.25%, 2/01/29	United States	24,000		35,160

				723,469

Airlines 0.2%
[d]Cathay Pacific Finance III Ltd., senior note, Reg S, 2.75%, 2/05/26	Hong Kong	8,000,000	HKD	1,061,838

Automobile Components 0.2%
LCI Industries, senior note, 1.125%, 5/15/26	United States	901,000		903,027

Automobiles 0.0%†
Ford Motor Co., senior note, zero cpn., 3/15/26	United States	78,000		77,443

Biotechnology 0.7%
Apellis Pharmaceuticals Inc., senior note, 3.50%, 9/15/26	United States	284,000		361,390
[d]Cerevel Therapeutics Holdings Inc., senior note, 144A, 2.50%, 8/15/27	United States	251,000		290,658
[b]Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	307,000		247,135
Cytokinetics Inc., senior note, 3.50%, 7/01/27	United States	292,000		398,142
[b]Dynavax Technologies Corp., senior note, 2.50%, 5/15/26	United States	1,111,000		1,355,976
Ironwood Pharmaceuticals Inc., senior note, 1.50%, 6/15/26	United States	19,000		16,737
Mannkind Corp., senior note, 2.50%, 3/01/26	United States	724,000		966,902
Mirum Pharmaceuticals Inc., senior note, 4.00%, 5/01/29	United States	68,000		106,954
[b]Travere Therapeutics Inc., senior note, 2.25%, 3/01/29	United States	449,000		334,505

				4,078,399

Broadline Retail 0.2%
[d]Alibaba Group Holding Ltd., senior note, 144A, 0.50%, 6/01/31	China	992,000		1,032,424

Capital Markets 0.1%
Coinbase Global Inc., senior note, 0.50%, 6/01/26	United States	99,000		98,183

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Capital Markets (continued)
[d]Wisdomtree Inc., senior note, 144A, 3.25%, 8/15/29	United States	424,000	$443,504

			541,687

Chemicals 0.1%
[d]Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States	189,000	21,677
Livent Corp., senior note, 4.125%, 7/15/25	United States	390,000	416,520

			438,197

Communications Equipment 0.1%
[c]Viavi Solutions Inc., senior note, 1.625%, 3/15/26	United States	570,000	560,025

Construction & Engineering 0.0%†
[d]Granite Construction Inc., senior note, 144A, 3.25%, 6/15/30	United States	77,000	90,283

Consumer Finance 0.3%
Encore Capital Group Inc., senior note,
3.25%, 10/01/25	United States	279,000	373,023
4.00%, 3/15/29	United States	497,000	513,891
[d]EZCORP Inc., senior note, 144A, 3.75%, 12/15/29	United States	188,000	240,640
[d]SoFi Technologies Inc., senior note, 144A,
1.25%, 3/15/29	United States	439,000	468,413
zero cpn., 10/15/26	United States	212,000	191,436

			1,787,403

Diversified Consumer Services 0.1%
Chegg Inc., senior note, 0.125%, 3/15/25	United States	381,000	365,760

Diversified Telecommunication Services 0.2%
[b,d]Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	1,177,000	1,100,495
[d]Match Group Financeco 3 Inc., senior bond, 144A, 2.00%, 1/15/30	United States	82,000	72,627

			1,173,122

Electrical Equipment 0.1%
Bloom Energy Corp., senior note, 2.50%, 8/15/25	United States	390,000	421,980
[d]Plug Power Inc., senior note, 144A, 7.00%, 6/01/26	United States	23,000	19,524

			441,504

Electronic Equipment, Instruments & Components 0.1%
[d]OSI Systems Inc., senior note, 144A, 2.25%, 8/01/29	United States	20,000	20,510
PAR Technology Corp., senior note, 2.875%, 4/15/26	United States	239,000	331,493
[d]Vishay Intertechnology Inc., senior note, 144A, 2.25%, 9/15/30	United States	10,000	9,235

			361,238

Energy Equipment & Services 0.2%
[b]Transocean Inc., senior note, 4.625%, 9/30/29	United States	564,000	917,064

Entertainment 0.3%
Sea Ltd., senior note,
[b]2.375%, 12/01/25	Singapore	1,170,000	1,280,565
0.25%, 9/15/26	Singapore	58,000	52,055
[d]Sphere Entertainment Co., senior note, 144A, 3.50%, 12/01/28	United States	109,000	164,181

			1,496,801

Equity Real Estate Investment Trusts (REITs) 0.0%†
Blackstone Mortgage Trust Inc., senior note, 5.50%, 3/15/27	United States	49,000	46,060

Financial Services 0.3%
Block Inc., senior note, 0.125%, 3/01/25	United States	1,197,000	1,168,571
[d]Repay Holdings Corp., senior note, 144A,
2.875%, 7/15/29	United States	9,000	8,807
zero cpn., 2/01/26	United States	415,000	379,310

			1,556,688

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Food & Staples Retailing 0.1%
The Chefs’ Warehouse Inc., senior note, 2.375%, 12/15/28	United States	360,000		$427,176

Ground Transportation 0.1%
Lyft Inc., senior note, 1.50%, 5/15/25	United States	294,000		285,915
Uber Technologies Inc., senior note, zero cpn., 12/15/25	United States	10,000		10,900

				296,815

Health Care Equipment & Supplies 0.6%
CONMED Corp., senior note, 2.25%, 6/15/27	United States	322,000		297,109
DexCom Inc., senior note, 0.25%, 11/15/25	United States	195,000		184,909
Haemonetics Corp., senior note, zero cpn., 3/01/26	United States	192,000		175,392
Insulet Corp., senior note, 0.375%, 9/01/26	United States	636,000		703,575
[d]iRhythm Technologies Inc., senior note, 144A, 1.50%, 9/01/29	United States	10,000		8,950
Lantheus Holdings Inc., senior note, 2.625%, 12/15/27	United States	146,000		221,664
[d]Merit Medical Systems Inc., senior note, 144A, 3.00%, 2/01/29	United States	99,000		126,918
Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	244,000		233,606
[c,d]Tandem Diabetes Care Inc., 2024, senior note, 144A, 1.50%, 3/15/29	United States	663,000		970,964
[b]Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	720,000		718,161

				3,641,248

Health Care Providers & Services 0.2%
Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	49,000		39,308
[b]NeoGenomics Inc., senior note, 1.25%, 5/01/25	United States	390,000		382,443
[d]OPKO Health Inc., senior note, 144A, 3.75%, 1/15/29	United States	301,000		445,277
PetIQ Inc., senior note, 4.00%, 6/01/26	United States	348,000		401,940

				1,268,968

Health Care Technology 0.4%
Bill Holdings Inc., senior note, zero cpn., 12/01/25	United States	207,000		194,062
Evolent Health Inc., senior note,
1.50%, 10/15/25	United States	525,000		586,740
[d]144A, 3.50%, 12/01/29	United States	30,000		34,177
Health Catalyst Inc., senior note, 2.50%, 4/15/25	United States	380,000		372,638
Integra Lifesciences Holdings Corp., senior note, 0.50%, 8/15/25	United States	885,000		837,431
[b]Unity Software Inc., senior note, zero cpn., 11/15/26	United States	273,000		241,196

				2,266,244

Hotel & Resort REITs 0.2%
[b]Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	780,000		701,220
Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	350,000		329,350

				1,030,570

Hotels, Restaurants & Leisure 0.7%
[b]Carnival Corp., senior note, 5.75%, 10/01/24	United States	557,000		921,835
Cracker Barrel Old Country Store Inc., senior note, 0.625%, 6/15/26	United States	527,000		472,719
Draftkings Holdings Inc., senior note, zero cpn., 3/15/28	United States	156,000		130,728
[c]Expedia Group Inc., senior note, zero cpn., 2/15/26	United States	669,000		630,867
[d]Flight Centre Travel Group Ltd., ., senior note, Reg S, 1.625%, 11/01/28	Australia	400,000	AUD	263,320
Marriott Vacations Worldwide Corp., senior note,
[c]3.25%, 12/15/27	United States	68,000		62,560
zero cpn., 1/15/26	United States	860,000		796,618
[b]Penn Entertainment Inc., senior note, 2.75%, 5/15/26	United States	625,000		671,815

				3,950,462

Household Durables 0.0%†
[d]Meritage Homes Corp., senior note, 144A, 1.75%, 5/15/28	United States	19,000		21,014

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Interactive Media & Services 0.1%
Snap Inc., senior note,
[c]0.75%, 8/01/26	United States	556,000		$527,505
zero cpn., 5/01/27	United States	49,000		41,037
0.125%, 3/01/28	United States	228,000		179,436
[d]144A, 0.50%, 5/01/30	United States	19,000		15,476

				763,454

Internet & Direct Marketing Retail 0.6%
Airbnb Inc., senior note, zero cpn., 3/15/26	United States	593,000		547,636
[d]Delivery Hero SE, senior note, Reg S, 3.25%, 2/21/30	South Korea	2,000,000	EUR	2,139,569
[d]Just Eat Takeaway.com NV, senior note, Reg S, 1.25%, 4/30/26	United Kingdom	600,000	EUR	623,160
[b]The Realreal Inc., senior note, 1.00%, 3/01/28	United States	619,000		287,835
Spotify USA Inc., senior note, zero cpn., 3/15/26	United States	149,000		145,648

				3,743,848

IT Services 0.8%
Akamai Technologies Inc., senior note, 1.125%, 2/15/29	United States	99,000		100,790
Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	1,078,000		997,958
[d]Core Scientific Inc., senior note, 144A, 3.00%, 9/01/29	United States	20,000		24,290
Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	1,034,000		900,614
[b]MongoDB Inc., senior note, 0.25%, 1/15/26	United States	647,000		949,634
Okta Inc., senior note,
0.125%, 9/01/25	United States	528,000		502,392
0.375%, 6/15/26	United States	607,000		560,929
[d]Rapid7 Inc., senior note, 144A, 1.25%, 3/15/29	United States	12,000		11,016
[b]Shift4 Payments Inc., senior note, zero cpn., 12/15/25	United States	249,000		292,451
[b]Shopify Inc., senior note, 0.125%, 11/01/25	Canada	721,000		687,113

				5,027,187

Leisure Products 0.1%
NCL Corp. Ltd., senior note,
5.375%, 8/01/25	United States	185,000		214,924
[b]1.125%, 2/15/27	United States	199,000		185,005
2.50%, 2/15/27	United States	199,000		190,319
[b]Topgolf Callaway Brands Corp., senior note, 2.75%, 5/01/26	United States	298,000		292,785

				883,033

Life Sciences Tools & Services 0.0%†
Inotiv Inc., senior note, 3.25%, 10/15/27	United States	239,000		116,154
[d]Repligen Corp., senior note, 144A, 1.00%, 12/15/28	United States	68,000		71,101

				187,255

Machinery 0.2%
[b]Chart Industries Inc., senior sub. note, 1.00%, 11/15/24	United States	265,000		549,212
[d]Desktop Metal Inc., senior note, 144A, 6.00%, 5/15/27	United States	168,000		144,255
[b]The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	690,000		731,918

				1,425,385

Media 0.4%
[d]Liberty Broadband Corp., senior bond, 144A, 3.125%, 6/30/54	United States	398,000		443,969
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	425,000		147,156
senior note, 3.75%, 2/15/30	United States	1,267,000		437,115
[d]Liberty Media Corp., senior bond, 144A,
[b]2.75%, 12/01/49	United States	662,000		635,189
2.375%, 9/30/53	United States	651,000		727,167

				2,390,596

Metals & Mining 0.3%
[b]ATI Inc., senior note, 3.50%, 6/15/25	United States	284,000		1,172,068
Century Aluminum Co., senior note, 2.75%, 5/01/28	United States	135,000		137,767
[d]Fortuna Mining Corp., senior note, 144A, 3.75%, 6/30/29	Canada	187,000		193,265

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Metals & Mining (continued)
SSR Mining Inc., senior bond, 2.50%, 4/01/39	Canada	29,000		$26,658

				1,529,758

Oil, Gas & Consumable Fuels 0.1%
Enphase Energy Inc., senior note, zero cpn.,
3/01/26	United States	527,000		493,667
[c]3/01/28	United States	19,000		16,841
[d]Kosmos Energy Ltd., senior note, 144A, 3.125%, 3/15/30	Ghana	190,000		188,622

				699,130

Passenger Airlines 0.0%†
American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	10,000		10,210

Pharmaceuticals 0.4%
[d]ANI Pharmaceuticals Inc., senior note, 144A, 2.25%, 9/01/29	United States	345,000		375,313
Collegium Pharmaceutical Inc., senior note, 2.875%, 2/15/29	United States	380,000		471,960
Innoviva Inc., senior note, 2.125%, 3/15/28	United States	588,000		568,890
Jazz Investments I Ltd., senior note, 2.00%, 6/15/26	United States	398,000		400,885
Pacira Biosciences Inc., senior note, 0.75%, 8/01/25	United States	345,000		325,853

				2,142,901

Professional Services 0.1%
[d]CSG Systems International Inc., senior note, 144A, 3.875%, 9/15/28	United States	270,000		266,085
Dayforce Inc., senior note, 0.25%, 3/15/26	United States	193,000		180,166

				446,251

Real Estate Management & Development 0.1%
Redfin Corp., senior note, 0.50%, 4/01/27	United States	182,000		126,490
[d]Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	273,000	CAD	195,870
Zillow Group Inc., senior note, 1.375%, 9/01/26	United States	96,000		128,160

				450,520

Semiconductors & Semiconductor Equipment 0.3%
[d]ams-OSRAM AG, ., senior note, Reg S, 2.125%, 11/03/27	Austria	200,000	EUR	174,653
[h]Maxeon Solar Technologies Ltd., B, senior secured note, PIK, 9.50%, 1/15/28	United States	175,692		111,544
[c,d]Microchip Technology Inc., senior note, 144A, 0.75%, 6/01/30	United States	175,000		172,944
SMART Global Holdings Inc., senior note,
2.00%, 2/01/29	United States	382,000		455,275
[d]144A, 2.00%, 8/15/30	United States	298,000		297,404
Veeco Instruments Inc., senior note,
3.50%, 1/15/25	United States	75,000		113,156
3.75%, 6/01/27	United States	198,000		513,432
2.875%, 6/01/29	United States	12,000		16,944

				1,855,352

Software 1.7%
[c,d]Alarm.Com Holdings Inc., senior note, 144A, 2.25%, 6/01/29	United States	10,000		9,740
Bitdeer Technologies Group, senior note, 8.50%, 8/15/29	United States	99,000		98,576
Confluent Inc., senior note, zero cpn., 1/15/27	United States	169,000		147,790
Datadog Inc., senior note, 0.125%, 6/15/25	United States	856,000		1,130,776
Dropbox Inc., senior note, zero cpn., 3/01/26	United States	292,000		281,488
Envestnet Inc., senior note, 2.625%, 12/01/27	United States	192,000		203,904
Five9 Inc., senior note, 0.50%, 6/01/25	United States	664,000		635,116
[b]Guidewire Software Inc., senior note, 1.25%, 3/15/25	United States	879,000		1,165,115
Hubspot Inc., senior note, 0.375%, 6/01/25	United States	498,000		879,717
Jamf Holding Corp., senior note, 0.125%, 9/01/26	United States	358,000		324,097
[d]Marathon Digital Holdings Inc., senior note, 144A, 2.125%, 9/01/31	United States	298,000		339,571
Microstrategy Inc., senior note,
[d]144A, 0.625%, 3/15/30	United States	700,000		788,025

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Software (continued)
Microstrategy Inc., senior note, (continued)
[d]144A, 2.25%, 6/15/32	United States	195,000		$187,005
zero cpn., 2/15/27	United States	19,000		22,482
Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	384,000		361,267
Pegasystems Inc., senior note, 0.75%, 3/01/25	United States	1,270,000		1,240,155
[d]Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	567,000		255,320
Q2 Holdings Inc., senior note,
0.125%, 11/15/25	United States	336,000		321,552
[c]0.75%, 6/01/26	United States	612,000		650,923
Ringcentral Inc., senior note, zero cpn., 3/15/26	United States	212,000		193,980
Verint Systems Inc., senior note, 0.25%, 4/15/26	United States	276,000		254,886
Zscaler Inc., senior note, 0.125%, 7/01/25	United States	597,000		826,845

				10,318,330

Specialty Retail 0.3%
The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States	597,000		562,314
National Vision Holdings Inc., senior note, 2.50%, 5/15/25	United States	61,000		59,292
Wayfair Inc., senior note,
1.00%, 8/15/26	United States	292,000		263,983
A, 0.625%, 10/01/25	United States	1,072,000		1,013,040

				1,898,629

Technology Hardware, Storage & Peripherals 0.1%
[d]Seagate HDD Cayman, senior note, 144A, 3.50%, 6/01/28	United States	49,000		65,635
[d]Super Micro Computer Inc., senior note, 144A, zero cpn., 3/01/29	United States	350,000		286,647

				352,282

Total Convertible Bonds (Cost $63,780,529)				64,679,050

Convertible Bonds in Reorganization 0.0%†
Airlines 0.0%†
[d,i]GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	348,000		51,852

Automobiles 0.0%†
[d,e,i]Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	951,000		4,850

Chemicals 0.0%†
[i]Amyris Inc., senior note, zero cpn., 11/15/26	United States	1,108,000		15,512

Specialty Retail 0.0%†
[d,e,i]Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		5,374

Total Convertible Bonds in Reorganization (Cost $2,745,091)				77,588

Corporate Bonds and Notes 5.4%
Automobiles 0.0%†
[b,d]Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.00%, 3/31/29	Jersey Island	22,000		22,466

Banks 0.3%
[d,j]Akbank TAS, junior sub. note, 144A, 9.369%, Perpetual	Turkey	536,000		544,179
[d]Banco de Credito del Peru SA, senior note, 144A, 7.85%, 1/11/29	Peru	1,518,000	PEN	426,268
[d,j]Turkiye Vakiflar Bankasi Tao, junior sub. note, 144A, 10.117%, Perpetual	Turkey	679,000		715,675

				1,686,122

Biotechnology 0.0%†
[d]Cidron Aida Finco Sarl, senior secured note, Reg S, 6.25%, 4/01/28	Luxembourg	234,000	GBP	287,330

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Capital Markets 0.0%†
[b],deG Global Finance PLC, senior secured note, 144A, 12.00%, 11/30/28	United Kingdom	237,000		$258,787

Construction & Engineering 0.0%†
[d]Infrastrutture Wireless Italiane SpA, E, senior bond, Reg S, 1.75%, 4/19/31	Italy	274,000	EUR	272,737

Diversified Financial Services 0.0%†
[e,k]Adler Financing, senior note, 12.50%, 1/01/28	Luxembourg	220,000		251,092

Electric Utilities 0.5%
Edison International, junior sub. bond,
8.125%, 6/15/53	United States	1,088,000		1,145,080
7.875%, 6/15/54	United States	1,540,000		1,619,852

				2,764,932

Equity Real Estate Investment Trusts (REITs) 0.2%
[b,d]Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, senior secured note, 144A, 10.50%, 2/15/28	United States	847,000		870,001
[d]Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, senior secured note, 144A, 10.50%, 2/15/28	United States	165,000		168,919

				1,038,920

Health Care Providers & Services 0.3%
[d]Community Health Systems Inc., senior secured note, 144A, 5.625%, 3/15/27	United States	2,031,000		1,967,373

Health Care Technology 0.3%
[b,d]Cloud Software Group Inc., senior secured note, 144A, 8.25%, 6/30/32	United States	567,000		594,022
[b,d]Open Text Corp., senior secured note, 144A, 6.90%, 12/01/27	Canada	976,000		1,025,635

				1,619,657

Hotels, Restaurants & Leisure 0.1%
[b,d]Carnival Corp., senior secured note, 144A, 4.00%, 8/01/28	United States	926,000		882,660

Household Durables 0.3%
[d]K. Hovnanian Enterprises Inc., senior secured note, 144A,
[b]8.00%, 9/30/28	United States	500,000		508,250
11.75%, 9/30/29	United States	975,000		1,081,372

				1,589,622

Internet & Direct Marketing Retail 0.1%
[d]Prosus NV, senior bond, Reg S, 2.778%, 1/19/34	China	785,000	EUR	745,038

Leisure Products 0.3%
[d]Life Time Inc., senior secured note, 144A, 5.75%, 1/15/26	United States	2,000,000		2,001,808

Media 0.2%
[b,d]Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	281,000		263,702
[b]Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond,
4.40%, 12/01/61	United States	101,000		68,285
3.95%, 6/30/62	United States	489,000		302,651
[d]CSC Holdings LLC, senior bond, 144A,
5.75%, 1/15/30	United States	722,000		288,995
4.625%, 12/01/30	United States	29,000		11,367
5.00%, 11/15/31	United States	30,000		11,323

				946,323

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*			Value

Corporate Bonds and Notes (continued)
Metals & Mining 0.1%
[d,h]Samarco Mineracao SA, senior note, 144A, PIK, 9.00%, 6/30/31	Brazil	585,804			$545,867

Oil, Gas & Consumable Fuels 0.7%
Ecopetrol SA, senior bond, 8.375%, 1/19/36	Colombia	844,000			855,169
[d]Greensaif Pipelines Bidco Sarl, senior secured bond, 144A,
5.853%, 2/23/36	Saudi Arabia	313,000			322,909
6.103%, 8/23/42	Saudi Arabia	406,000			416,627
[b,d]Moss Creek Resources Holdings Inc., senior note, 144A, 8.25%, 9/01/31	United States	414,000			417,821
Petroleos Mexicanos, senior bond, 6.35%, 2/12/48	Mexico	1,502,000			994,450
[d]Yinson Boronia Production BV, senior secured bond, 144A, 8.947%, 7/31/42	Brazil	379,000			398,099
[d]YPF Sociedad Anonima,
senior note, Reg S, 8.50%, 3/23/25	Argentina	106,500			106,585
senior secured note, 144A, 9.50%, 1/17/31	Argentina	379,000			398,329

					3,909,989

Passenger Airlines 0.6%
[d,h]American Airlines Group Inc., senior secured note, 144A, PIK, 10.75%, 2/15/26	United States	3,300,000			3,470,026

Pharmaceuticals 0.3%
[d]Bausch Health Cos. Inc., 144A,
senior bond, 7.25%, 5/30/29	United States	163,000			86,958
senior bond, 5.25%, 1/30/30	United States	33,000			16,542
senior bond, 5.25%, 2/15/31	United States	54,000			27,270
senior note, 5.00%, 2/15/29	United States	159,000			82,861
[b]senior note, 6.25%, 2/15/29	United States	344,000			182,750
senior secured note, 5.50%, 11/01/25	United States	1,299,000			1,251,911

					1,648,292

Software 0.1%
[b,d]Alteryx Inc., senior note, 144A, 8.75%, 3/15/28	United States	410,000			420,905

Specialty Retail 0.2%
[d]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	598,000			531,760
[d]Mitchells & Butlers Finance PLC, B2, senior secured bond, Reg S, 6.013%, 12/15/28	United Kingdom	403,932		GBP	521,237

					1,052,997

Telecommunications 0.2%
America Movil SAB de CV, senior note,
10.125%, 1/22/29	Mexico	10,830,000	[g]	MXN	544,565
9.50%, 1/27/31	Mexico	18,830,000	[g]	MXN	915,905

					1,460,470

Transportation 0.5%
[b]Canadian Pacific Railway Co., senior bond, 2.45%, 12/02/31	Canada	982,000			849,719
[d]GN Bondco LLC, senior secured note, 144A, 9.50%, 10/15/31	United States	1,979,000			2,016,121

					2,865,840

Total Corporate Bonds and Notes (Cost $30,802,208)					31,709,253

Corporate Bonds and Notes in Reorganization 0.0%†
Diversified Telecommunication Services 0.0%†
[d,h,i]Ligado Networks LLC, senior secured note, 144A, PIK, 15.50%, 7/07/24	United States	1,339,350			194,206

Real Estate Management & Development 0.0%†
[d,i]Kaisa Group Holdings Ltd., Reg S,
senior note, 11.95%, 10/22/22	China	399,000			12,221
senior secured note, 8.50%, 6/30/22	China	420,000			14,438

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes in Reorganization (continued)
Real Estate Management & Development (continued)
[d,i]Kaisa Group Holdings Ltd., Reg S, (continued)
senior secured note, 11.25%, 4/16/25	China	537,000	$18,459
[i]Zhenro Properties Group Ltd., senior note,
8.00%, 3/06/23	China	981,000	6,131
[d]Reg S, 6.63%, 1/07/26	China	203,000	1,776

			53,025

Total Corporate Bonds and Notes in Reorganization (Cost $1,010,148)			247,231

[l]Senior Floating Rate Interests 2.2%
Chemicals 0.2%
ASP Unifrax Holdings Inc., First Lien Term Loan, 9.235%, (3- Month SOFR + 3.90%), 12/12/25	United States	698,226	683,256
Curia Global Inc.,
Term Loan RC, 9.097%, (1-Month SOFR + 3.85%), 8/30/26	United States	26	24
Term Loan RC, 9.102%, (3-Month SOFR + 3.85%), 8/30/26	United States	593,506	549,735

			1,233,015

Commercial Services & Supplies 0.0%†
Sotheby’s, 2nd Refinancing Term Loan, 10.063%, (3-Month SOFR + 4.76%), 1/15/27	United States	15,125	14,854

Communications Equipment 0.3%
Commscope Holding Co. Inc., Initial Term Loan, 8.611%, (1- Month SOFR + 3.36%), 4/06/26	United States	1,980,363	1,888,771
[h,m]Riverbed Technology Inc., Exit Term Loan, PIK, 7.835%, (1- Month SOFR + 4.50%), 7/01/28	United States	57,065	35,154

			1,923,925

Construction Materials 0.0%†
[m]Oldcastle BuildingEnvelope Inc., Term Loan RC, 8.582%, (1- Month SOFR + 3.75%), 4/29/27	United States	24,453	22,619

Diversified Financial Services 0.3%
[e]Midcap Financial Issuer Trust, 10.00%, 11/01/27	United States	2,000,000	2,040,000
Diversified Telecommunication Services 0.0%†
Ligado Networks LLC, Bank Debt Term Loan, 17.50%, 1/01/40	United States	14,293	13,673
[e]Ligado Networks LLC, Bank Debt Term Loan, 17.50%, 6/07/30	United States	36,946	30,111

			43,784

Energy - Alternate Sources 0.1%
Enviva Inc., Term Loan RC, 12.25%, 6/30/27	United States	431,000	433,155

Food & Staples Retailing 0.5%
[m]H-Food Holdings LLC,
Initial Term Loan, 9.006%, (3-Month SOFR + 3.95%), 5/23/25	United States	1,035,723	758,667
Initial Term Loan, 9.319%, (3-Month SOFR + 4.26%), 5/23/25	United States	310,120	227,163
Incremental Term Loan B-3, 10.319%, (3-Month SOFR + 5.26%), 5/23/25	United States	49,971	36,603
[m]Upfield Group BV, Term Loan RC, 7.842%, (3-Month EURIBOR + 3.00%), 10/02/27	Netherlands	71,873	78,820
Wm Morrison Supermarkets Ltd., Facility Term Loan B2, 10.568%, (5-Day SONIA + 5.61%), 11/04/27	United Kingdom	1,550,000	2,040,126

			3,141,379

Household Durables 0.0%†
[m]Steinhoff International Holdings NV., Facility B1, 9.172%, (1- Month EURIBOR + 5.50%), 6/30/26	United States	158,933	178,108

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

[l]Senior Floating Rate Interests (continued)
Leisure Products 0.1%
Peloton Interactive Inc., Initial Term Loan, 11.247%, 5/23/29	United States	500,000		$502,345

Media 0.4%
[m]Altice USA Inc., Term Loan B-5, 7.951%, (1-Month SOFR + 2.50%), 4/15/27	United States	30,609		25,880
[m]CSC Holdings LLC, Term Loan B, 9.837%, (1-Month SOFR + 4.50%), 1/18/28	United States	2,713,912		2,598,570
Radiate Holdco LLC, Amendment No. 6 New Term Loan, 8.611%, (1-Month SOFR + 3.36%), 9/25/26	United States	38		31

				2,624,481

Pharmaceuticals 0.2%
[m]Bausch Health Cos. Inc., Term Loan B, 10.597%, (1-Month SOFR + 5.35%), 2/01/27	United States	1,125,693		1,072,577

Professional Services 0.0%†
[m]CoreLogic Inc., Term Loan B, 8.861%, (1-Month SOFR + 3.61%), 6/02/28	United States	44,717		44,295

Transportation & Logistics 0.0%†
[m]Forward Air Corp., Term Loan B, 9.752%, (1-Month SOFR + 4.50%), 12/19/30	United States	18,759		18,497

Total Senior Floating Rate Interests (Cost $12,919,328)				13,293,034

Foreign Government and Agency Securities 2.4%
[d]Government of Angola, senior bond, Reg S, 8.25%, 5/09/28	Angola	696,000		666,492
Government of Argentina, senior bond, 4.125%, 7/09/46	Argentina	1,734,000		813,246
Government of Colombia, senior bond,
B, 7.00%, 6/30/32	Colombia	3,525,100,000	COP	716,869
B, 13.25%, 2/09/33	Colombia	2,580,700,000	COP	730,091
B, 7.25%, 10/26/50	Colombia	2,539,400,000	COP	417,908
[d]Government of Dominican Republic, senior bond, 144A,
11.25%, 9/15/35	Dominican Republic	11,150,000	DOP	202,421
10.75%, 6/01/36	Dominican Republic	42,750,000	DOP	749,870
Government of Ecuador, senior bond, 5.00%, 7/31/40	Ecuador	558,000		283,464
Government of Egypt, senior note, zero cpn., 12/10/24	Egypt	67,100,000	EGP	1,283,308
[d]Government of El Salvador, senior note, Reg S, 9.25%, 4/17/30	El Salvador	460,000		436,552
[d]Government of Germany, senior bond, Reg S, 2/15/32	Germany	155,660	EUR	146,908
1.70%, 8/15/32	Germany	547,200	EUR	584,608
[d]Government of Guatemala, senior bond, 144A, 6.55%, 2/06/37	Guatemala	290,000		299,121
Government of Indonesia, senior bond, 7.125%, 6/15/38	Indonesia	14,406,000,000	IDR	967,975
Government of Italy, 5Y, senior note, 1.25%, 2/17/26	Italy	350,000		333,744
Government of Ivory Coast,
[d]senior bond, 144A, 8.25%, 1/30/37	Ivory Coast	262,000		261,855
senior note, 7.625%, 1/30/33	Ivory Coast	200,000		199,895
[d]Government of Pakistan, senior note, Reg S, 6.00%, 4/08/26	Pakistan	618,000		568,456
[d]Government of Peru, senior bond, 144A, 7.60%, 8/12/39	Peru	1,986,000	PEN	563,361
Reg S, 7.30%, 8/12/33	Peru	1,683,000	PEN	477,455
Government of Senegal, senior note, 7.75%, 6/10/31	Senegal	450,000		435,938

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
Government of South Africa, senior bond, 8.50%, 1/31/37	South Africa	3,699,168	ZAR	$173,062
[d]Government of Tunisian Republic, Reg S,
senior bond, 5.75%, 1/30/25	Tunisia	569,000		549,971
senior note, 6.375%, 7/15/26	Tunisia	293,000	EUR	287,563
Government of Turkey, senior note,
5Y, 31.08%, 11/08/28	Turkey	5,371,000	TRY	160,908
10Y, 26.20%, 10/05/33	Turkey	8,624,000	TRY	248,555
Government of Uruguay, senior bond, 9.75%, 7/20/33	Uruguay	10,148,140	UYU	253,414
[d]Government of Zambia, 144A,
5.75%, 6/30/33	Zambia	262,223		229,552
0.50%, 12/31/53	Zambia	765,000		384,636
[d]Istanbul Metropolitan Municipality, senior note, 144A, 10.50%, 12/06/28	Turkey	259,000		283,320
[d]Provincia de Buenos Aires, senior bond, Reg S, 6.625%, 9/01/37	Argentina	2,469,736		1,117,556

Total Foreign Government and Agency Securities (Cost $13,547,597)				14,828,074

[l]Foreign Government and Agency Securities in Reorganization 0.5%
[i,n]Government of Argentina, senior bond, FRN, zero cpn., 12/15/35	Argentina	7,647,000		242,364
[d,i]Government of Ghana, Reg S,
senior bond, 10.75%, 10/14/30	Ghana	207,000		142,056
senior bond, 8.95%, 3/26/51	Ghana	200,000		106,014
senior bond, 8.75%, 3/11/61	Ghana	648,000		343,485
senior note, 6.375%, 2/11/27	Ghana	281,000		145,855
[d,i]Government of Sri Lanka, senior bond, Reg S, 7.55%, 3/28/30	Sri Lanka	680,000		365,274
[d,i,n]Government of Ukraine, senior bond, FRN, Reg S, 7.75%, 8/01/41	Ukraine	2,101,000		1,459,699
[d,i]Government of Venezuela, senior bond, Reg S,
9.00%, 5/07/23	Venezuela	684,000		98,753
11.75%, 10/21/26	Venezuela	624,000		101,010

Total Foreign Government and Agency Securities in Reorganization (Cost $2,219,233)				3,004,510

U.S. Government and Agency Securities 1.2%
U.S. Treasury Bond,
4.625%, 5/15/44	United States	277,800		289,389
4.25%, 2/15/54	United States	349,000		350,445
4.625%, 5/15/54	United States	109,000		116,528
U.S. Treasury Note,
4.375%, 7/31/26	United States	194,000		195,470
4.00%, 7/31/29	United States	1,376,000		1,392,448
3.875%, 8/15/34	United States	4,691,000		4,674,508

Total U.S. Government and Agency Securities (Cost $6,981,104)				7,018,788

	Number of Contracts	Notional Amount#		Value

Options Purchased 0.0%†

Calls - Exchange-Traded 0.0%†
Albertsons Cos Inc., A, January Strike Price $22.00, Expires 1/17/25	249	488,538		34,362

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)
Calls - Exchange-Traded (continued)
Capri Holdings Ltd., October Strike Price $55.00, Expires 10/18/24	98	350,056	$2,450
Coherus Biosciences Inc., November Strike Price $3.00, Expires 11/15/24	38	5,282	285
Constellation Energy Corp., January Strike Price $250.00, Expires 1/17/25	38	747,460	19,760
Global X Uranium ETF, January Strike Price $45.00, Expires 1/17/25	277	717,430	1,385
Golar LNG Ltd., December Strike Price $34.00, Expires 12/20/24	41	136,489	9,943
Juniper Networks Inc., September Strike Price $39.00, Expires 9/20/24	59	229,392	3,245
United States Steel Corp., January Strike Price $57.50, Expires 1/17/25	10	37,910	55

			71,485

Puts - Exchange-Traded 0.0%†
Albertsons Cos Inc., A, January Strike Price $19.00, Expires 1/17/25	171	335,502	28,728
Assured Guaranty Ltd., January Strike Price $70.00, Expires 1/17/25	20	160,160	3,150
Assured Guaranty Ltd., January Strike Price $75.00, Expires 1/17/25	14	112,112	3,710
Hawaiian Holdings Inc., June Strike Price $10.00, Expires 6/20/25	85	147,220	2,125
iShares iBoxx $ High Yield Corporate Bond ETF, September Strike Price $75.00, Expires 9/20/24	116	920,344	116
iShares iBoxx $ High Yield Corporate Bond ETF, September Strike Price $78.00, Expires 9/20/24	764	6,061,576	9,168
Lincoln National Corp., January Strike Price $25.00, Expires 1/17/25	256	821,760	12,800
Sirius XM Holdings Inc., September Strike Price $3.00, Expires 9/20/24	38	12,502	912
Sirius XM Holdings Inc., September Strike Price $5.00, Expires 9/20/24	319	104,951	69,542
SPDR S&P 500 ETF Trust, November Strike Price $520.00, Expires 11/15/24	68	3,833,024	27,200
Tellurian Inc., January Strike Price $1.00, Expires 1/17/25	150	13,979	1,200
United States Steel Corp., June Strike Price $35.00, Expires 6/20/25	29	109,939	16,617

			175,268

Total Options Purchased (Cost $357,315)			246,753

Total Investments before Short Term Investments (Cost $228,441,377)			251,920,937

	Country	Shares	Value

Short Term Investments 51.6%

Money Market Funds 34.2%
[o,p]Dreyfus Government Cash Management, Institutional, 5.18%	United States	107,643,442	107,643,442

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Short Term Investments (continued)

Money Market Funds (continued)
[o]Fidelity Investments Money Market Government Portfolio, Institutional, 5.20%	United States	96,679,882	$96,679,882

Total Money Market Funds (Cost $204,323,324)			204,323,324

Investments from Cash Collateral Received for Loaned Securities (Cost $962,000) 0.2%
Money Market Fund 0.2%
[o,q]Institutional Fiduciary Trust Money Market Portfolio, 4.99%	United States	962,000	962,000

	Country	Principal Amount*	Value

U.S. Government and Agency Securities 17.2%
[r]U.S. Treasury Bill, zero cpn.,
10/03/24	United States	12,162,100	12,110,006
10/10/24	United States	32,000,000	31,831,280
11/07/24	United States	12,222,600	12,111,898
11/14/24	United States	35,000,000	34,650,700
12/05/24	United States	12,270,200	12,115,197

Total U.S. Government and Agency Securities (Cost $102,753,943)			102,819,081

Total Short Term Investments (Cost $308,039,267)			308,104,405

Total Investments (Cost $536,480,644) 93.8%			560,025,342

Options Written (0.0)%†			(53,015)

Securities Sold Short (16.9)%			(101,124,796)

Other Assets, less Liabilities 23.1%			138,478,338

Net Assets 100.0%			$597,325,869

	Number of Contracts	Notional Amount#	Value

Options Written (0.0)%†

Calls - Exchange-Traded (0.0)%†
Albertsons Cos Inc., A, January Strike Price $27.00, Expires 1/17/25	249	488,538	(2,490)
Capri Holdings Ltd., October Strike Price $57.50, Expires 10/18/24	98	350,056	—
Golar LNG Ltd., December Strike Price $39.00, Expires 12/20/24	41	136,489	(3,588)
United States Steel Corp., January Strike Price $52.50, Expires 1/17/25	10	37,910	(750)

			(6,828)

Puts - Exchange-Traded (0.0)%†
Albertsons Cos Inc., A, January Strike Price $15.00, Expires 1/17/25	171	335,502	(6,412)
Albertsons Cos Inc., A, January Strike Price $17.00, Expires 1/17/25	171	335,502	(13,680)
Coherus Biosciences Inc., November Strike Price $2.00, Expires 11/15/24	32	4,448	(2,400)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Puts - Exchange-Traded (continued)
Hawaiian Holdings Inc., September Strike Price $9.00, Expires 9/20/24	56	96,992	$(280)
Hawaiian Holdings Inc., June Strike Price $5.00, Expires 6/20/25	85	147,220	(9,350)
Sirius XM Holdings Inc., September Strike Price $3.00, Expires 9/20/24	319	104,951	(7,656)
United States Steel Corp., June Strike Price $25.00, Expires 6/20/25	29	109,939	(6,409)

			(46,187)

Total Options Written (Premiums Received $83,548)			(53,015)

	Country	Shares	Value

Securities Sold Short (16.9)%

Common Stocks (6.0)%
Aerospace & Defense (0.0)%†
Rocket Lab USA Inc.	United States	4,059	(25,450)

Automobile Components (0.2)%
BorgWarner Inc.	United States	14,321	(487,917)
LCI Industries	United States	2,068	(243,693)
Mobileye Global Inc., A	Israel	7,610	(108,671)
Quantumscape Corp., A	United States	16,451	(95,580)

			(935,861)

Automobiles (0.3)%
Ford Motor Co.	United States	18,283	(204,587)
Lucid Group Inc.	United States	34,877	(140,205)
Mercedes-Benz Group AG	Germany	13,700	(944,274)
Rivian Automotive Inc., A	United States	22,426	(316,879)
Stellantis NV	United States	23,706	(397,787)

			(2,003,732)

Biotechnology (0.3)%
Apellis Pharmaceuticals Inc.	United States	4,503	(175,167)
Coherus Biosciences Inc.	United States	5,558	(7,726)
Cytokinetics Inc.	United States	4,356	(248,640)
Dynavax Technologies Corp.	United States	72,812	(816,951)
Ironwood Pharmaceuticals Inc., A	United States	301	(1,523)
Mannkind Corp.	United States	98,666	(617,649)
Mirum Pharmaceuticals Inc.	United States	1,849	(79,710)
Travere Therapeutics Inc.	United States	7,138	(67,597)

			(2,014,963)

Broadline Retail (0.0)%†
Alibaba Group Holding Ltd., ADR	China	2,911	(242,603)

Building Products (0.1)%
Lennox International, Inc.	United States	374	(220,731)
Trane Technologies PLC	United States	626	(226,399)

			(447,130)

Capital Markets (0.1)%
Ares Capital Corp.	United States	21,029	(443,291)
Coinbase Global Inc., A	United States	96	(17,603)
Wisdomtree Inc.	United States	22,674	(229,914)

			(690,808)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Chemicals (0.1)%
Arcadium Lithium PLC	United Kingdom	49,852	$(135,099)
Danimer Scientific Inc.	United States	22,632	(8,496)
Dow Inc.	United States	8,328	(446,214)

			(589,809)

Communications Equipment (0.0)%†
Viavi Solutions Inc.	United States	10,538	(90,732)

Construction & Engineering (0.0)%†
Granite Construction Inc.	United States	735	(55,243)

Consumer Finance (0.2)%
Encore Capital Group Inc.	United States	11,102	(555,988)
EZCORP Inc., A	United States	15,512	(189,557)
SoFi Technologies Inc.	United States	37,209	(297,300)

			(1,042,845)

Consumer Staples Distribution & Retail (0.0)%†
The Chefs’ Warehouse Inc.	United States	6,014	(257,580)

Containers & Packaging (0.1)%
International Paper Co.	United States	7,847	(379,952)

Electric Utilities (0.1)%
Avangrid Inc.	United States	4,207	(150,148)
NRG Energy Inc.	United States	6,011	(510,995)

			(661,143)

Electrical Equipment (0.0)%†
Bloom Energy Corp., A	United States	9,960	(118,624)
Plug Power Inc.	United States	50,892	(95,677)

			(214,301)

Electronic Equipment, Instruments & Components (0.0)%†
OSI Systems Inc.	United States	65	(9,742)
PAR Technology Corp.	United States	4,262	(230,105)
Vishay Intertechnology Inc.	United States	173	(3,486)

			(243,333)

Energy Equipment & Services (0.1)%
Transocean Ltd.	United States	141,839	(672,317)

Entertainment (0.2)%
Live Nation Entertainment Inc.	United States	4,351	(424,962)
Sea Ltd., ADR	Singapore	6,595	(516,455)
Sphere Entertainment Co.	United States	2,672	(124,515)
Spotify Technology SA	United States	100	(34,288)

			(1,100,220)

Financial Services (0.0)%†
Repay Holdings Corp., A	United States	433	(3,663)
Shift4 Payments Inc., A	United States	2,012	(167,197)

			(170,860)

Ground Transportation (0.0)%†
Uber Technologies Inc.	United States	66	(4,827)

Health Care Equipment & Supplies (0.3)%
CONMED Corp.	United States	640	(46,861)
DexCom Inc.	United States	102	(7,073)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Haemonetics Corp.	United States	41	$(3,099)
Insulet Corp.	United States	1,693	(343,290)
iRhythm Technologies Inc.	United States	33	(2,339)
Lantheus Holdings Inc.	United States	1,494	(159,066)
Merit Medical Systems Inc.	United States	914	(88,365)
Surmodics Inc.	United States	3,560	(141,083)
Tandem Diabetes Care Inc.	United States	16,489	(717,271)
Varex Imaging Corp.	United States	774	(9,659)

			(1,518,106)

Health Care Providers & Services (0.1)%
Guardant Health Inc.	United States	71	(1,816)
NeoGenomics Inc.	United States	611	(10,094)
OPKO Health Inc.	United States	224,785	(377,639)
PetIQ Inc., A	United States	5,231	(159,807)

			(549,356)

Health Care Technology (0.0)%†
Evolent Health Inc., A	United States	8,076	(258,270)

Hotel & Resort REITs (0.0)%†
Pebblebrook Hotel Trust	United States	8,370	(111,321)
Summit Hotel Properties Inc.	United States	9,564	(64,940)

			(176,261)

Hotels, Restaurants & Leisure (0.3)%
Carnival Corp.	United States	55,598	(917,367)
The Cheesecake Factory Inc.	United States	1,214	(47,722)
Draftkings Inc., A	United States	552	(19,044)
Expedia Group Inc.	United States	345	(47,986)
Flight Centre Travel Group Ltd.	Australia	5,198	(73,549)
Marriott Vacations Worldwide Corp.	United States	59	(4,366)
Norwegian Cruise Line Holdings Ltd.	United States	9,954	(178,077)
Penn National Gaming Inc.	United States	13,048	(242,954)

			(1,531,065)

Household Durables (0.1)%
Lennar Corp., A	United States	3,279	(596,975)
Meritage Homes Corp.	United States	49	(9,705)

			(606,680)

Independent Power & Renewable Electricity Producers (0.2)%
Talen Energy Corp., A	United States	1,609	(240,722)
Vistra Corp.	United States	8,890	(759,473)

			(1,000,195)

Industrial Conglomerates (0.1)%
Honeywell International Inc.	United States	2,679	(556,991)

Industrial REITs (0.0)%†
Prologis Property Mexico SA de CV	Mexico	15,958	(50,716)

Interactive Media & Services (0.0)%†
Match Group Inc.	United States	1,664	(61,917)
Snap Inc., A	United States	7,005	(65,427)

			(127,344)

IT Services (0.2)%
Akamai Technologies Inc.	United States	449	(45,726)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
IT Services (continued)
Cloudflare Inc., A	United States	1,192	$(97,911)
Core Scientific Inc.	United States	1,390	(14,345)
MongoDB Inc., A	United States	2,528	(735,117)
Shopify Inc., A	Canada	764	(56,589)

			(949,688)

Leisure Products (0.0)%†
Topgolf Callaway Brands Corp.	United States	5,173	(52,040)

Life Sciences Tools & Services (0.0)%†
Inotiv Inc.	United States	2,892	(4,338)
Mesa Laboratories Inc.	United States	48	(6,417)
Repligen Corp.	United States	216	(32,601)

			(43,356)

Machinery (0.2)%
Chart Industries Inc.	United States	4,217	(516,161)
Desktop Metal Inc., A	United States	9,915	(43,525)
The Greenbrier Cos. Inc.	United States	8,083	(391,621)
Illinois Tool Works Inc.	United States	1,736	(439,520)

			(1,390,827)

Media (0.0)%†
Charter Communications Inc., A	United States	701	(243,626)

Metals & Mining (0.2)%
ATI Inc.	United States	18,339	(1,171,495)
Century Aluminum Co.	United States	5,001	(71,814)
Cleveland-Cliffs Inc.	United States	1,508	(19,695)
Fortuna Mining Corp.	Canada	19,983	(91,722)
SSR Mining Inc.	Canada	360	(1,869)

			(1,356,595)

Mortgage Real Estate Investment Trusts (REITs) (0.0)%†
Blackstone Mortgage Trust Inc., A	United States	155	(2,861)

Multi-Utilities (0.4)%
DTE Energy Co.	United States	8,048	(1,006,161)
Public Service Enterprise Group Inc.	United States	7,945	(641,559)
WEC Energy Group Inc.	United States	9,390	(873,551)

			(2,521,271)

Oil, Gas & Consumable Fuels (0.2)%
Kinder Morgan Inc.	United States	14,055	(303,166)
Kosmos Energy Ltd.	Ghana	19,118	(93,105)
Oneok Inc.	United States	3,581	(330,741)
The Williams Cos. Inc.	United States	7,587	(347,257)

			(1,074,269)

Passenger Airlines (0.1)%
American Airlines Group Inc.	United States	99	(1,051)
Cathay Pacific Airways Ltd.	Hong Kong	596,200	(606,728)
Hawaiian Holdings Inc.	United States	3,800	(65,816)

			(673,595)

Pharmaceuticals (0.1)%
ANI Pharmaceuticals Inc.	United States	3,213	(204,829)
Collegium Pharmaceutical Inc.	United States	8,142	(313,141)
Innoviva Inc.	United States	12,539	(243,006)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC	United States	926	$(107,397)

			(868,373)

Professional Services (0.1)%
CSG Systems International Inc.	United States	1,856	(90,053)
Parsons Corp.	United States	7,245	(691,608)

			(781,661)

Real Estate Management & Development (0.0)%†
Redfin Corp.	United States	1,261	(11,778)
Storagevault Canada Inc.	Canada	10,073	(36,176)
Zillow Group Inc., C	United States	1,497	(82,784)

			(130,738)

Semiconductors & Semiconductor Equipment (0.2)%
Enphase Energy Inc.	United States	383	(46,358)
Maxeon Solar Technologies Ltd.	United States	40,467	(4,375)
Microchip Technology Inc.	United States	580	(47,653)
SMART Global Holdings Inc.	United States	21,330	(441,958)
Veeco Instruments Inc.	United States	17,221	(611,173)

			(1,151,517)

Software (0.8)%
Alarm.Com Holdings Inc.	United States	69	(4,108)
Bitdeer Technologies Group	United States	8,691	(56,839)
Confluent Inc., A	United States	152	(3,225)
Datadog Inc., A	United States	7,606	(884,274)
Dropbox Inc., A	United States	1,185	(29,791)
Envestnet Inc.	United States	890	(55,848)
Guidewire Software Inc.	United States	7,047	(1,048,382)
HubSpot Inc.	United States	1,719	(857,901)
Jamf Holding Corp.	United States	742	(13,727)
Marathon Digital Holdings Inc.	United States	13,482	(225,149)
Microstrategy Inc., A	United States	4,871	(645,018)
Mitek Systems Inc.	United States	2,857	(26,627)
Pegasystems Inc.	United States	145	(10,278)
Porch Group Inc.	United States	9,055	(13,039)
Q2 Holdings Inc.	United States	3,894	(288,974)
Rapid7 Inc.	United States	104	(3,932)
Synopsys Inc.	United States	137	(71,182)
Verint Systems Inc.	United States	790	(24,925)
Zscaler Inc.	United States	3,355	(670,933)

			(4,934,152)

Specialty Retail (0.0)%†
Wayfair Inc., A	United States	358	(15,233)

Technology Hardware, Storage & Peripherals (0.0)%†
Seagate Technology Holdings PLC	United States	442	(44,001)
Super Micro Computer Inc.	United States	140	(61,278)

			(105,279)

Textiles, Apparel & Luxury Goods (0.0)%†
Capri Holdings Ltd.	United States	1,105	(39,471)

Trading Companies & Distributors (0.0)%†
United Rentals Inc.	United States	388	(287,609)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Water Utilities (0.2)%
American Water Works Co. Inc.	United States	7,590	$(1,086,281)

Total Common Stocks (Proceeds $37,315,170)			(35,927,135)

Exchange Traded Funds (6.3)%
Health Care Select Sector SPDR Fund	United States	71,863	(11,296,864)
iShares MSCI Brazil Capped ETF	Brazil	14,377	(429,441)
iShares U.S. Healthcare Providers ETF	United States	144,072	(8,418,127)
iShares U.S. Medical Devices ETF	United States	92,763	(5,458,175)
iShares U.S. Pharmaceuticals ETF	United States	67,978	(4,953,163)
SPDR S&P 500 ETF Trust	United States	446	(251,401)
SPDR S&P Biotech ETF	United States	66,502	(6,733,992)

Total Exchange Traded Funds (Proceeds $35,428,229)			(37,541,163)

Preferred Stocks (Proceeds $216,578) (0.0)%†
Automobiles (0.0)%†
Volkswagen AG, pfd., 2.08%	Germany	1,634	(173,906)

	Country	Principal Amount*	Value

Convertible Bonds and Notes (0.0)%†
Passenger Airlines (0.0)%†
Jetblue Airways Corp., senior note, 0.50%, 4/01/26	United States	66,000	(60,555)

Software (0.0)%†
[d]Microstrategy Inc., senior note, 144A, 0.875%, 3/15/31	United States	80,000	(72,880)

Total Convertible Bonds and Notes (Proceeds $131,703)			(133,435)

Corporate Bonds and Notes (3.1)%
Automobile Components (0.1)%
[d]Adient Global Holdings Ltd., senior note, 144A, 8.25%, 4/15/31	United States	622,000	(661,704)

Banks (0.4)%
First Horizon Bank, junior sub. bond, 5.75%, 5/01/30	United States	436,000	(438,174)
[d,j]Industrial and Commercial Bank of China Ltd., junior sub. note, Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	761,000	(733,985)
KeyBank NA, senior note, 4.90%, 8/08/32	United States	1,258,000	(1,193,174)

			(2,365,333)

Building Products (0.1)%
[d]Ameritex Holdco Intermediate LLC, senior secured note, 144A, 10.25%, 10/15/28	United States	577,000	(614,583)
[d]Oscar AcquisitionCo LLC / Oscar Finance Inc., senior note, 144A, 9.50%, 4/15/30	United States	96,000	(90,230)

			(704,813)

Chemicals (0.1)%
[d]The Chemours Co., senior note, 144A, 4.625%, 11/15/29	United States	517,000	(455,333)

Commercial Services & Supplies (0.0)%†
[d]Allied Universal Holdco LLC / Allied Universal Finance Corp.,senior note, 144A, 6.00%, 6/01/29	United States	253,000	(225,404)

Communications Equipment (0.3)%
[d]Equipmentshare.Com Inc., senior secured note, 144A, 9.00%, 5/15/28	United States	1,470,000	(1,530,185)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Construction Materials (0.1)%
[d]Camelot Return Merger Sub Inc., senior secured note, 144A, 8.75%, 8/01/28	United States	798,000	$(792,546)

Consumer Finance (0.1)%
Ally Financial Inc., junior sub. bond, 5.75%, 11/20/25	United States	517,000	(518,540)
OneMain Finance Corp., senior bond, 5.375%, 11/15/29	United States	223,000	(214,652)

			(733,192)

Containers & Packaging (0.1)%
[d]Owens-Brockway Glass Container Inc., senior note, 144A, 7.25%, 5/15/31	United States	373,000	(377,895)

Diversified Financial Services (0.3)%
Assured Guaranty US Holdings Inc., senior bond,
3.15%, 6/15/31	United States	256,000	(228,417)
3.60%, 9/15/51	United States	130,000	(93,010)
[d]Benteler International AG, senior secured note, 144A, 10.50%, 5/15/28	Austria	155,000	(165,214)
Lincoln National Corp., senior bond,
3.35%, 3/09/25	United States	198,000	(195,983)
3.625%, 12/12/26	United States	79,000	(77,490)
[d]Wash Multifamily Acquisition Inc., senior secured note, 144A,
5.75%, 4/15/26	United States	1,282,000	(1,277,522)

			(2,037,636)

Equity Real Estate Investment Trusts (REITs) (0.1)%
[d]Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, 3.375%, 6/15/26	United States	510,000	(488,952)

Food & Staples Retailing (0.0)%†
Walgreens Boots Alliance Inc., senior note, 8.125%, 8/15/29	United States	168,000	(168,440)

Food Products (0.1)%
[d]B&G Foods Inc., senior secured note, 144A, 8.00%, 9/15/28	United States	439,000	(456,949)

Health Care Technology (0.1)%
[d]Cloud Software Group Inc., senior secured note, 144A, 9.00%, 9/30/29	United States	584,000	(588,270)

Industrial Conglomerates (0.0)%†
3M Co., senior note, 2.00%, 2/14/25	United States	284,000	(280,122)

Insurance (0.2)%
MetLife Inc., senior bond,
6.50%, 12/15/32	United States	596,000	(672,834)
6.375%, 6/15/34	United States	251,000	(280,610)

			(953,444)

Media (0.2)%
[d]LCPR Senior Secured Financing DAC, senior secured note, 144A, 5.125%, 7/15/29	United States	56,000	(45,284)
[d]Sirius XM Radio Inc., senior bond, 144A, 4.125%, 7/01/30	United States	446,000	(400,748)
[d]Univision Communications Inc., senior secured note, 144A, 7.375%, 6/30/30	United States	1,080,000	(1,037,372)

			(1,483,404)

Pharmaceuticals (0.4)%
[d]Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A,
senior bond, 5.125%, 4/30/31	United States	2,085,000	(1,954,497)
senior note, 7.875%, 5/15/34	United States	352,000	(371,335)

			(2,325,832)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Software (0.3)%
Concentrix Corp.,
senior bond, 6.85%, 8/02/33	United States	467,000		$(488,131)
senior note, 6.60%, 8/02/28	United States	1,307,000		(1,370,768)

				(1,858,899)

Total Corporate Bonds and Notes (Proceeds $17,786,268)				(18,488,353)

Foreign Government and Agency Securities (0.4)%
[d]Government of Italy, senior bond, Reg S,
0.95%, 6/01/32	Italy	467,000	EUR	(431,763)
2.50%, 12/01/32	Italy	833,000	EUR	(860,326)
Government of Turkey, 20Y, senior bond, 7.375%, 2/05/25	Turkey	967,000		(975,838)

Total Foreign Government and Agency Securities (Proceeds $2,210,789)				(2,267,927)

U.S. Government and Agency Securities (0.1)%
U.S. Treasury Bond,
4.625%, 5/15/44	United States	256,000		(266,680)
4.25%, 2/15/54	United States	349,000		(350,445)
4.625%, 5/15/54	United States	73,000		(78,042)

Total U.S. Government and Agency Securities (Proceeds $692,531)				(695,167)

[n]Senior Floating Rate Interests (1.0)%
Automobile Components (0.4)%
[m]First Brands Group LLC, First Lien Term Loan, 10.59%, (3- Month SOFR + 5.00%), 3/30/27	United States	2,703,794		(2,676,756)

Commercial Services & Supplies (0.0)%†
Sotheby’s, 2nd Refinancing Term Loan, 10.063%, (3-Month SOFR + 4.76%), 1/15/27	United States	161,928		(159,027)

Diversified Telecommunication Services (0.0)%†
Liberty Communications of Puerto Rico LLC, Term Loan B, 9.201%, (1-Month SOFR + 3.75%), 10/16/28	United States	22,000		(20,389)

Health Care Providers & Services (0.1)%
Petco Health & Wellness Co. Inc., First Lien Term Loan, 8.846%, (3-Month SOFR + 3.51%), 3/03/28	United States	542,563		(503,127)

Pharmaceuticals (0.0)%
†mEmbecta Corp., Term Loan B, 8.247%, (1-Month SOFR + 3.00%), 3/30/29	United States	92,632		(91,189)

Professional Services (0.2)%
[m]CoreLogic Inc., Term Loan B, 8.861%, (1-Month SOFR + 3.61%), 6/02/28	United States	1,359,070		(1,346,220)

Transportation & Logistics (0.2)%
[m]Forward Air Corp., Term Loan B, 9.752%, (1-Month SOFR + 4.50%), 12/19/30	United States	1,116,612		(1,101,002)

Total Senior Floating Rate Interests (Proceeds $5,769,042)				(5,897,710)

Total Securities Sold Short (Proceeds $99,550,310)				$(101,124,796)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At August 31, 2024, the aggregate value of these securities and/or cash pledged amounted to $128,262,118, representing 21.5% of net assets.

cA portion or all of the security is on loan at August 31, 2024.

dSecurity was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the net value of these securities was $38,706,912, representing 6.5% of net assets.

eFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

fA portion or all of the security is held in connection with written option contracts open at period end.

gPrincipal amount is stated in 100 Mexican Peso Units.

hIncome may be received in additional securities and/or cash.

iDefaulted security or security for which income has been deemed uncollectible.

jPerpetual security with no stated maturity date.

kA portion or all of the security purchased on a delayed delivery basis.

lThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

mSee Note 3 regarding unfunded loan commitments.

nThe coupon rate shown represents the rate at period end.

oThe rate shown is the annualized seven-day effective yield at period end.

pA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

qSee Note 4 regarding investments in affiliated investment companies.

rThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At August 31, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a]
Aluminum	Long	13	$791,018	9/16/24	$(40,636)
Aluminum	Short	13	791,018	9/16/24	(42,652)
Aluminum	Long	10	614,480	12/16/24	4,611
Brent Crude Oil	Long	83	6,385,190	9/30/24	(165,587)
Brent Crude Oil	Long	8	609,920	10/31/24	(12,718)
Brent Crude Oil	Long	3	227,160	11/29/24	(5,933)
Canola	Long	20	182,451	11/14/24	(5,245)
Canola	Long	3	27,773	1/14/25	(278)
Cocoa	Long	2	140,050	12/12/24	389
Cocoa	Short	1	76,710	12/13/24	(17,030)
Coffee	Long	15	1,372,781	12/18/24	40,045
Coffee	Long	1	90,787	3/19/25	(865)
Copper	Long	12	2,742,831	9/16/24	(258,330)
Copper	Short	12	2,742,831	9/16/24	50,424
Copper	Long	3	694,689	12/16/24	17,573
Copper	Short	1	231,563	12/16/24	(1,916)
Copper	Long	24	2,526,900	12/27/24	(40,203)
Copper	Long	1	106,437	3/27/25	(1,952)
Corn	Short	139	2,786,950	12/13/24	357,288
Corn	Short	11	230,450	3/14/25	10,430
Corn	Short	2	42,825	5/14/25	3,073
Corn	Short	3	65,137	7/14/25	2,144
Cotton	Long	8	279,960	12/06/24	(18,260)
Cotton	Short	9	314,955	12/06/24	10,269
Cotton	Long	1	35,825	3/07/25	(605)
ECX Emission	Long	1	77,710	12/16/24	(1,435)
Gasoline	Long	12	1,054,973	9/30/24	(45,585)
Gasoline	Long	2	172,586	10/31/24	(3,057)
Gasoline	Long	2	169,814	11/29/24	(10,642)
Gasoline	Long	1	84,328	12/31/24	(1,808)
Gold 100 Oz	Long	26	6,571,760	12/27/24	41,660
Hard Red Winter Wheat	Short	59	1,667,488	12/13/24	23,908
Hard Red Winter Wheat	Short	7	202,213	3/14/25	(265)
Hard Red Winter Wheat	Short	1	29,200	5/14/25	2,060
Lean Hogs	Short	20	657,800	10/14/24	(55,784)
Lean Hogs	Short	11	320,210	12/13/24	(19,554)
Lean Hogs	Short	5	150,750	2/14/25	(6,911)
Lean Hogs	Short	1	31,850	4/14/25	(1,232)
Live Cattle	Short	23	1,643,120	10/31/24	53,511
Live Cattle	Short	10	710,200	12/31/24	25,039
Live Cattle	Short	5	356,900	2/28/25	16,241
Live Cattle	Short	3	216,210	4/30/25	853
Low Sulphur Gas Oil	Long	5	348,250	9/12/24	(9,055)
Low Sulphur Gas Oil	Long	15	1,051,125	10/10/24	(44,916)
Low Sulphur Gas Oil	Short	2	140,150	10/10/24	1,172
Low Sulphur Gas Oil	Long	4	279,700	11/12/24	(11,679)
Low Sulphur Gas Oil	Long	3	208,950	12/12/24	(7,753)
Milling Wheat	Short	35	418,809	12/10/24	32,905
Milling Wheat	Short	10	123,528	3/10/25	2,528
Milling Wheat	Short	3	37,763	5/12/25	1,691
Milling Wheat	Short	1	12,311	9/10/25	382
Natural Gas	Long	53	1,127,310	9/26/24	(76,337)
Natural Gas	Short	30	638,100	9/26/24	59,220

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a] (continued)
Natural Gas	Long	9	$224,820	10/29/24	$(6,495)
Natural Gas	Long	4	121,480	11/26/24	(3,757)
Natural Gas	Long	4	133,160	12/27/24	(4,887)
Natural Gas	Long	2	64,040	1/29/25	(1,993)
NY Harbor Ultra Low Sulfur Diesel	Long	10	956,886	9/30/24	(54,922)
NY Harbor Ultra Low Sulfur Diesel	Short	30	2,870,658	9/30/24	28,796
NY Harbor Ultra Low Sulfur Diesel	Long	3	289,006	10/31/24	(15,864)
NY Harbor Ultra Low Sulfur Diesel	Long	2	193,318	11/29/24	(5,959)
Palladium	Long	6	577,680	12/27/24	10,759
Platinum	Long	20	932,200	10/29/24	(72,213)
Platinum	Long	3	141,390	1/29/25	(4,430)
Rapeseed	Short	1	25,991	10/31/24	(246)
Robusta Coffee	Long	13	643,240	11/25/24	73,505
Robusta Coffee	Long	2	94,580	1/27/25	10,188
Silver	Long	10	1,457,150	12/27/24	(42,673)
Silver	Short	17	2,477,155	12/27/24	69,591
Soybean Meal	Short	1	31,010	10/14/24	(432)
Soybean Meal	Short	20	626,000	12/13/24	11,476
Soybean Meal	Short	1	31,390	1/14/25	(332)
Soybean Oil	Short	5	127,590	10/14/24	415
Soybean Oil	Short	36	907,416	12/13/24	22,582
Soybean Oil	Short	2	50,472	1/14/25	3,100
Soybean Oil	Short	1	25,320	3/14/25	3,586
Soybean Oil	Short	1	25,440	5/14/25	(998)
Soybeans	Long	8	400,000	11/14/24	(1,505)
Soybeans	Short	31	1,550,000	11/14/24	168,062
Soybeans	Long	1	50,850	1/14/25	(527)
Sugar	Long	10	217,056	9/30/24	(1,306)
Sugar	Short	19	412,406	9/30/24	2,442
Sugar	Short	42	924,806	2/28/25	(13,369)
Sugar	Short	7	147,862	4/30/25	(1,248)
UK Natural Gas	Long	5	195,725	9/27/24	10,222
Wheat	Short	55	1,516,625	12/13/24	111,238
Wheat	Short	4	114,450	3/14/25	2,406
Wheat	Short	1	29,188	5/14/25	2,788
Wheat	Short	1	29,488	7/14/25	548
White Sugar	Short	9	246,060	9/13/24	4,125
White Sugar	Short	4	106,600	11/15/24	587
White Sugar	Short	2	52,830	2/13/25	53
WTI Crude Oil	Long	3	220,650	9/19/24	(9,003)
WTI Crude Oil	Long	65	4,780,750	9/20/24	(175,518)
WTI Crude Oil	Long	1	72,650	10/21/24	1,149
WTI Crude Oil	Long	7	508,550	10/22/24	(10,091)
WTI Crude Oil	Long	1	71,890	11/19/24	(3,111)
WTI Crude Oil	Long	5	359,450	11/20/24	(14,198)
WTI Crude Oil	Long	1	71,360	12/19/24	(432)
Zinc	Long	7	500,276	9/16/24	(12,574)
Zinc	Short	7	500,276	9/16/24	(28,251)
Zinc	Long	6	435,600	12/16/24	24,283
					(75,240)
Currency Contracts[a]
Australian Dollar Index	Short	279	18,886,905	9/16/24	(152,147)
Canadian Dollar Index	Short	313	23,219,905	9/17/24	(368,622)
EUR/CZK	Long	3	529,637	9/16/24	(5,987)
EUR/HUF	Long	14	1,180,541	9/16/24	11,759

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Currency Contracts[a] (continued)
EUR/SEK	Long	2	$276,399	9/16/24	$803
EUR/NOK	Long	29	4,012,720	9/16/24	60,747
EUR/PLN	Long	15	1,934,175	9/16/24	30,378
Euro Index	Short	2	276,487	9/16/24	1,678
Japanese Yen Index	Long	56	4,802,000	9/16/24	250,053
Mexican Peso Index	Long	385	9,755,900	9/16/24	(424,412)
New Israeli Shekel Index	Short	5	1,376,250	9/16/24	(40,600)
New Zealand Dollar Index	Short	51	3,187,755	9/16/24	(49,994)
South African Rand Index	Short	123	3,445,538	9/16/24	(168,893)
Swiss Franc Index	Short	96	14,136,600	9/16/24	(521,752)
U.S. Dollar Index	Long	282	2,815,672	9/13/24	(57,218)
U.S. Dollar Index	Long	9	914,616	9/16/24	(25,774)
					(1,459,981)
Equity Contracts
CAC 40 10 Euro Index[a]	Long	7	591,865	9/20/24	15,165
CAC 40 10 Euro Index[a]	Short	15	1,268,281	9/20/24	(51,971)
CBOE Volatility Index[a]	Long	34	523,974	9/18/24	(106,385)
CBOE Volatility Index[a]	Long	16	278,434	10/16/24	(31,594)
CBOE Volatility Index[a]	Long	4	68,696	11/20/24	(7,211)
DAX Index[a]	Long	12	6,284,533	9/20/24	166,286
DAX Index[a]	Short	5	2,618,556	9/20/24	(199,775)
DJ EURO STOXX 50 Index[a]	Long	200	10,989,892	9/20/24	98,687
DJ EURO STOXX 50 Index	Short	8	439,596	9/20/24	(1,867)
DJIA Mini E-CBOT Index[a]	Long	23	4,790,095	9/20/24	158,740
E-Mini Russell 2000[a]	Long	2	222,310	9/20/24	581
E-Mini Russell 2000[a]	Short	130	14,450,150	9/20/24	(1,035,337)
E-Mini S&P MidCap 400 Index[a]	Short	5	1,549,050	9/20/24	(61,020)
FTSE 100 Index[a]	Long	58	6,388,881	9/20/24	103,673
FTSE China A50 Index[a]	Long	422	4,958,500	9/27/24	(7,647)
FTSE Taiwan Index[a]	Long	10	747,300	9/27/24	2,487
FTSE/JSE Top 40 Index[a]	Short	24	1,025,046	9/19/24	(49,409)
FTSE/MIB Index[a]	Long	3	571,315	9/20/24	17,024
Hang Seng China Enterprises Index[a]	Long	28	1,133,781	9/27/24	8,031
Hang Seng Index[a]	Long	71	8,171,856	9/27/24	96,558
IBEX 35 Index[a]	Short	22	2,780,394	9/20/24	(161,940)
KOSPI 200 Index[a]	Short	39	2,647,977	9/12/24	99,302
Mini TOPIX Index	Short	25	464,379	9/12/24	(41,393)
MSCI Emerging Markets Index[a]	Long	7	385,000	9/20/24	4,704
MSCI Singapore Index[a]	Long	22	541,929	9/27/24	3,528
NASDAQ 100 E-Mini Index[a]	Long	3	1,177,380	9/20/24	(15,109)
NASDAQ 100 E-Mini Index[a]	Short	4	1,569,840	9/20/24	6,587
Nikkei 225 Index[a]	Long	9	2,383,131	9/12/24	44,714
Nikkei 225 Index[a]	Short	23	1,191,498	9/12/24	(133,446)
S&P 500 E-Mini Index[a]	Long	85	24,059,250	9/20/24	595,878
S&P/TSX 60 Index[a]	Long	19	3,952,970	9/19/24	289,087
SPI 200 Index[a]	Short	6	817,195	9/19/24	(31,062)
TOPIX Index[a]	Long	20	3,715,028	9/12/24	(69,126)
					(293,260)
Interest Rate Contracts
3 Month CORRA[a]	Long	1	178,700	3/18/25	(83)
3 Month CORRA[a]	Long	1	179,331	6/17/25	(110)
3 Month CORRA[a]	Long	1	179,739	9/16/25	(220)
3 Month CORRA[a]	Long	1	179,999	12/16/25	(285)
3 Month CORRA[a]	Long	1	180,193	3/17/26	(185)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts (continued)
3 Month EURIBOR[a]	Long	40	$10,719,068	12/16/24	$12,935
3 Month EURIBOR[a]	Long	30	8,073,707	3/17/25	28,907
3 Month EURIBOR[a]	Long	31	8,364,248	6/16/25	29,500
3 Month EURIBOR[a]	Long	26	7,024,157	9/15/25	25,494
3 Month EURIBOR[a]	Long	89	24,060,216	12/15/25	21,391
3 Month EURIBOR[a]	Long	13	3,515,132	3/16/26	11,884
3 Month EURIBOR[a]	Long	9	2,433,553	6/15/26	7,865
3 Month EURIBOR[a]	Long	4	1,081,413	9/14/26	4,459
3 Month SOFR[a]	Long	46	11,010,675	3/18/25	(9,011)
3 Month SOFR[a]	Long	42	10,105,725	6/17/25	(4,843)
3 Month SOFR[a]	Long	47	11,344,625	9/16/25	(700)
3 Month SOFR[a]	Long	46	11,123,375	12/16/25	(2,274)
3 Month SOFR[a]	Long	150	36,309,376	3/17/26	218
3 Month SOFR[a]	Long	34	8,234,800	6/16/26	(295)
3 Month SOFR[a]	Long	31	7,510,137	9/15/26	184
3 Month SOFR[a]	Long	23	5,572,038	12/15/26	344
3 Month SONIA[a]	Short	16	5,018,124	3/18/25	(4,877)
3 Month SONIA[a]	Short	13	4,091,097	6/17/25	(5,678)
3 Month SONIA[a]	Short	16	5,047,541	9/16/25	(15,194)
3 Month SONIA[a]	Short	13	4,107,103	12/16/25	(11,949)
3 Month SONIA[a]	Long	19	6,008,927	3/17/26	(5,428)
ASX 90 Day Bank Accepted Bill[a]	Long	12	8,039,344	12/12/24	(603)
ASX 90 Day Bank Accepted Bill[a]	Long	8	5,363,620	3/13/25	1,922
ASX 90 Day Bank Accepted Bill[a]	Long	5	3,354,229	6/12/25	1,969
ASX 90 Day Bank Accepted Bill[a]	Long	4	2,612,642	9/11/25	10,772
ASX 90 Day Bank Accepted Bill[a]	Long	2	1,342,413	12/11/25	1,940
Australian 3 Yr. Bond[a]	Long	75	5,428,859	9/16/24	47,148
Australian 10 Yr. Bond[a]	Short	58	4,576,454	9/16/24	(82,373)
Canadian 10 Yr. Bond[a]	Long	64	5,844,128	12/18/24	(49,713)
Euro-BOBL[a]	Long	69	8,975,001	9/06/24	46,850
Euro-BOBL[a]	Long	60	7,889,907	12/06/24	2,340
Euro-Bund[a]	Long	170	25,164,111	9/06/24	427,796
Euro-Bund[a]	Long	48	7,078,100	12/06/24	90
Euro-Buxl[a]	Short	12	1,784,382	9/06/24	(47,461)
Euro-OAT[a]	Long	26	3,623,304	9/06/24	26,807
Euro-SCHATZ[a]	Long	43	5,049,348	9/06/24	4,150
Euro-SCHATZ[a]	Long	133	15,679,498	12/06/24	(792)
Japanese 10 Yr. Bond[a]	Long	2	1,979,889	9/12/24	25,731
Korean 3 Yr. Bond[a]	Long	4	316,562	9/13/24	(616)
Korean 10 Yr. Bond[a]	Short	21	1,826,073	9/13/24	(26,342)
Long Gilt[a]	Long	40	5,184,913	12/27/24	(11,663)
Long Gilt[a]	Short	4	518,491	12/27/24	1,382
U.S. Treasury 2 Yr. Note[a]	Long	315	65,377,266	12/31/24	(76,003)
U.S. Treasury 5 Yr. Note[a]	Long	115	12,580,820	12/31/24	(39,504)
U.S. Treasury 10 Yr. Note[a]	Long	38	4,315,375	12/19/24	(24,066)
U.S. Treasury 10 Yr. Note[a]	Short	139	15,785,188	12/19/24	21,912
U.S. Treasury 10 Yr. Ultra[a]	Short	10	1,174,375	12/19/24	8,382
U.S. Treasury Long Bond[a]	Long	13	1,600,625	12/19/24	(18,235)
U.S. Treasury Long Bond[a]	Short	25	3,078,125	12/19/24	30,117
U.S. Treasury Ultra Bond[a]	Long	12	1,583,250	12/19/24	(21,161)

					342,825

Total Futures Contracts					$(1,485,656)

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At August 31, 2024, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
British Pound	JPHQ	Sell	778,000	985,614		9/18/24	$–	$(36,306)
Euro	JPHQ	Buy	580,000	629,428		9/18/24	12,233	–
Euro	JPHQ	Sell	1,442,000	1,567,085		9/18/24	345	(28,559)
Australian Dollar	BZWS	Buy	979,000	665,889		9/20/24	91	(3,014)
Australian Dollar	BZWS	Sell	1,268,000	838,769		9/20/24	12	(19,916)
Australian Dollar[b]	MSCO	Buy	6,952,000	4,653,194		9/20/24	55,216	(598)
Australian Dollar[b]	MSCO	Sell	17,963,000	11,960,260		9/20/24	1,278	(205,350)
British Pound	BZWS	Buy	326,000	416,522		9/20/24	11,701	(5)
British Pound	BZWS	Sell	836,000	1,065,673		9/20/24	–	(32,458)
British Pound[b]	MSCO	Buy	12,241,000	15,854,341		9/20/24	237,964	(13,184)
British Pound[b]	MSCO	Sell	3,578,000	4,559,146		9/20/24	–	(140,724)
Canadian Dollar	BZWS	Buy	205,000	150,169		9/20/24	2,045	–
Canadian Dollar	BZWS	Sell	406,000	296,599		9/20/24	–	(4,858)
Canadian Dollar[b]	MSCO	Buy	4,046,000	2,943,072		9/20/24	61,106	–
Canadian Dollar[b]	MSCO	Sell	15,135,000	11,084,122		9/20/24	–	(153,691)
Euro	BZWS	Buy	397,000	428,850		9/20/24	10,428	(35)
Euro	BZWS	Sell	1,167,000	1,260,096		9/20/24	63	(31,150)
Euro[b]	MSCO	Buy	15,387,000	16,905,900		9/20/24	176,960	(58,477)
Euro[b]	MSCO	Sell	20,275,000	22,073,567		9/20/24	104	(359,064)
Hong Kong Dollar	BZWS	Buy	72,000	9,248		9/20/24	–	(8)
Hong Kong Dollar	BZWS	Sell	1,394,000	178,892		9/20/24	42	(74)
Japanese Yen	BZWS	Buy	5,653,000	37,057		9/20/24	1,725	–
Japanese Yen	BZWS	Sell	5,653,000	36,310		9/20/24	–	(2,471)
Japanese Yen[b]	MSCO	Buy	1,844,504,000	12,661,944		9/20/24	107,867	(115,886)
Japanese Yen[b]	MSCO	Sell	1,115,766,000	7,284,213		9/20/24	2,733	(373,051)
Mexican Peso	BZWS	Buy	3,208,000	168,197		9/20/24	–	(5,816)
Mexican Peso	BZWS	Sell	3,208,000	171,427		9/20/24	9,042	–
Mexican Peso[b]	MSCO	Buy	69,483,000	3,626,551		9/20/24	–	(109,431)
Mexican Peso[b]	MSCO	Sell	59,383,000	3,091,163		9/20/24	86,547	(1,256)
New Zealand Dollar[b]	MSCO	Buy	5,836,000	3,559,842		9/20/24	88,754	–
New Zealand Dollar[b]	MSCO	Sell	10,454,000	6,369,707		9/20/24	–	(166,003)
Swedish Krona	BZWS	Buy	180,000	17,290		9/20/24	289	(33)
Swedish Krona	BZWS	Sell	2,811,000	265,030		9/20/24	9	(9,018)
Swiss Franc[b]	MSCO	Buy	9,332,000	10,959,550		9/20/24	70,291	(25,777)
Swiss Franc[b]	MSCO	Sell	7,047,000	7,998,198		9/20/24	–	(311,451)
Australian Dollar	BNYM	Sell	403,000	266,950		9/26/24	–	(5,998)
Canadian Dollar	BNYM	Sell	192,000	140,421		9/26/24	–	(2,167)
Euro	BNYM	Buy	383,000	415,462		9/26/24	8,411	–
Euro	BNYM	Sell	1,093,000	1,174,013		9/26/24	–	(35,629)
Hong Kong Dollar	BNYM	Sell	8,615,000	1,106,159		9/26/24	379	(273)
Chilean Peso	JPHQ	Buy	1,448,720,750	1,538,347		10/17/24	46,091	–
Chilean Peso	JPHQ	Sell	1,450,812,992	1,579,999		10/17/24	–	(6,728)
Colombian Peso	JPHQ	Sell	11,422,839,574	2,807,117		10/17/24	93,131	–
Polish Zloty	JPHQ	Sell	679,667	158,381	EUR	10/17/24	3,191	(3,037)
Hungarian Forints	JPHQ	Sell	28,756,785	72,378	EUR	10/17/24	1,458	(2,029)
Euro	JPHQ	Buy	899,021	977,785		10/17/24	18,196	–
Indonesian Rupiah	JPHQ	Buy	16,590,171,648	1,018,292		10/17/24	53,051	–
Indonesian Rupiah	JPHQ	Sell	32,159,422,892	1,970,001		10/17/24	–	(106,758)
Japanese Yen	JPHQ	Buy	32,891,464	207,748		10/17/24	18,819	–
Malaysian Ringgit	GSCO	Sell	3,755,970	810,000		10/17/24	–	(61,620)
Mexican Peso	JPHQ	Buy	20,861,014	1,093,628		10/17/24	–	(42,117)
Mexican Peso	JPHQ	Sell	38,541,054	2,100,001		10/17/24	157,318	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Peruvian Nuevo Sol	JPHQ	Buy	3,717,224	988,825		10/17/24	$2,908	$–
Peruvian Nuevo Sol	JPHQ	Sell	9,512,464	2,533,060		10/17/24	3,485	(8,292)
Philippine Peso	JPHQ	Buy	46,555,403	794,183		10/17/24	34,689	–
Philippine Peso	JPHQ	Sell	46,300,719	820,000		10/17/24	–	(4,337)
South African Rand	JPHQ	Buy	23,514,703	1,279,416		10/17/24	34,328	–
South African Rand	JPHQ	Sell	24,185,954	1,325,000		10/17/24	–	(26,246)
Thai Baht	JPHQ	Sell	28,997,948	810,000		10/17/24	–	(50,086)
Turkish Lira	JPHQ	Sell	8,903,156	246,086		10/17/24	–	(514)
Brazilian Real	JPHQ	Sell	305,127	53,327		11/04/24	–	(420)
Turkish Lira	JPHQ	Buy	31,324,290	790,000		11/04/24	59,203	–
Turkish Lira	JPHQ	Sell	31,324,290	820,295		11/04/24	2,423	(31,330)
Euro	CITI	Sell	388,213	45,964,441	RSD	11/07/24	12,710	(8,548)
Georgian Lari	CITI	Sell	1,133,400	404,064		11/08/24	–	(17,588)
Turkish Lira	JPHQ	Sell	8,937,072	240,000		11/08/24	–	(1,273)
Turkish Lira	JPHQ	Buy	38,743,312	1,003,038		11/12/24	38,528	–
Turkish Lira	JPHQ	Sell	38,743,312	1,044,047		11/12/24	2,482	–
Chinese Yuan	MSCO	Sell	2,574,965	362,816		11/15/24	–	(3,286)
South Korean Won	MSCO	Buy	530,163,970	390,182		11/20/24	8,715	–
South Korean Won	MSCO	Sell	157,951,966	118,990		11/20/24	146	–
British Pound	MSCO	Sell	2,250,000	2,979,219		11/29/24	22,785	–
Danish Krone	MSCO	Sell	3,300,000	495,514		11/29/24	4,019	–
Euro	MSCO	Sell	3,500,000	3,917,704		11/29/24	33,088	–
Norwegian Krone	MSCO	Sell	1,500,000	142,964		11/29/24	1,320	–
Polish Zloty	MSCO	Buy	900,000	232,878		11/29/24	–	(978)
Swedish Krona	MSCO	Sell	5,200,000	514,225		11/29/24	5,271	–
Swiss Franc	MSCO	Buy	400,000	479,928		11/29/24	–	(4,346)
Swiss Franc	MSCO	Sell	500,000	595,260		11/29/24	782	–
Hong Kong Dollar	JPHQ	Buy	110,000	14,159		12/18/24	–	(2)
Turkish Lira	JPHQ	Buy	11,763,000	300,000		1/08/25	–	(2,001)
Turkish Lira	JPHQ	Sell	11,763,000	298,198		1/08/25	199	–
Euro	BNPP	Sell	439,180	52,262,444	RSD	1/17/25	19,197	(12,915)
Serbian Dinar	BNPP	Sell	52,262,444	438,370	EUR	1/17/25	11,186	(18,369)
Euro	CITI	Sell	204,462	24,398,396	RSD	3/28/25	5,768	(2,676)
Euro	JPHQ	Sell	2,900,000	3,396,074		3/31/25	162,135	–
Euro	GSCO	Sell	178,965	21,359,458	RSD	5/05/25	5,344	(2,879)

Total Forward Exchange Contracts							$1,807,601	$(2,670,106)

Net unrealized appreciation (depreciation)								$(862,505)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At August 31, 2024, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

Adecco Group AG	(1.00)%	Quarterly	6/20/29	164,000	EUR	$(2,048)	$(1,911)	$(137)

Adecco Group AG	(1.00)%	Quarterly	6/20/29	110,000	EUR	(1,374)	(966)	(408)

Adecco Group AG	(1.00)%	Quarterly	6/20/29	55,000	EUR	(687)	(537)	(150)

Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	164,000		(27,017)	(26,485)	(532)

American Airlines Group Inc.	(5.00)%	Quarterly	12/20/25	164,000		(3,572)	(5,084)	1,512

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	97,000		(2,108)	(2,517)	409

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	77,000		(1,673)	(2,148)	475

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	316,000		5,324	(2,001)	7,325

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	133,000		2,241	(503)	2,744

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	77,000		1,297	(483)	1,780

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	97,000		1,634	(363)	1,997

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	41,000		691	(203)	894

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	82,000		1,382	(203)	1,585

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	82,000		1,382	(101)	1,483

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	347,000		5,846	434	5,412

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	56,000		944	560	384

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	230,000		3,875	2,875	1,000

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,151)	(6,710)	3,559

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	73,000		(1,586)	(3,168)	1,582

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	107,000		(2,325)	(4,610)	2,285

American Airlines Inc.	(5.00)%	Quarterly	12/20/25	45,000		(980)	(1,986)	1,006

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,151)	(4,845)	1,694

American Airlines Inc.	(5.00)%	Quarterly	12/20/25	110,000		(2,396)	(4,847)	2,451

American Airlines Inc.	(5.00)%	Quarterly	12/20/25	55,000		(1,198)	(2,431)	1,233

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,151)	(5,568)	2,417

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,151)	(4,861)	1,710

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	40,000		(869)	(1,355)	486
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/29	144,000		(7,875)	(12,257)	4,382
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/29	144,000		(7,875)	(11,300)	3,425
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/29	145,000		(7,930)	(10,539)	2,609

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/29	135,000		$(7,383)	$(10,385)	$3,002
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/29	144,000		(7,875)	(8,167)	292
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/29	110,000		(6,016)	(6,480)	464
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/29	72,000		(3,937)	(5,490)	1,553
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/29	72,000		(3,937)	(5,350)	1,413
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/29	72,000		(3,937)	(4,292)	355
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/29	29,000		(1,586)	(1,825)	239
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/29	144,000		(7,875)	(11,153)	3,278

BMW AG	(1.00)%	Quarterly	6/20/29	851,000	EUR	(22,501)	(22,332)	(169)

Continental AG	(1.00)%	Quarterly	12/20/28	3,000	EUR	(39)	65	(104)

Continental AG	(1.00)%	Quarterly	12/20/28	711,000	EUR	(9,164)	15,526	(24,690)

Daimler Truck Holding AG	(1.00)%	Quarterly	6/20/29	858,000	EUR	(23,088)	(22,539)	(549)

Ford Motor Co.	(5.00)%	Quarterly	6/20/30	1,067,000		(170,340)	(152,844)	(17,496)

Government of Egypt	(1.00)%	Quarterly	6/20/26	365,000		18,835	137,788	(118,953)

Government of Italy	(1.00)%	Quarterly	6/20/26	350,000		(4,656)	(4,524)	(132)

Government of Turkey	(1.00)%	Quarterly	6/20/25	257,000		(209)	124	(333)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	215,000		(19,527)	(18,908)	(619)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	85,000		(7,720)	(7,091)	(629)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	43,000		(3,905)	(4,112)	207
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	23,000		(2,089)	(1,927)	(162)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	36,000		(3,270)	2,880	(6,150)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	93,000		(8,447)	7,905	(16,352)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	115,000		(10,445)	10,135	(20,580)

Kohl’s Corp.	(1.00)%	Quarterly	12/20/24	171,000		(151)	5,557	(5,708)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	43,000		6,665	5,966	699

Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	144,000		22,321	20,160	2,161

Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	14,000		2,170	1,942	228

Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	58,000		8,990	7,902	1,088

Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	122,000		18,910	18,147	763

Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	144,000		22,321	20,160	2,161

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Lanxess AG	(1.00)%	Quarterly	6/20/29	658,000	EUR	$11,099	$29,771	$(18,672)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	145,000		(819)	(938)	119

Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	72,000		(406)	97	(503)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	5,000		(25)	80	(105)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	71,000		(346)	1,073	(1,419)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	135,000		(659)	2,135	(2,794)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	141,000		(687)	2,250	(2,937)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	360,000		(1,755)	5,893	(7,648)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/26	362,000		(2,516)	(372)	(2,144)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	362,000		(2,043)	1,572	(3,615)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	147,000		(717)	1,777	(2,494)

Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	43,000		(254)	902	(1,156)

Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	73,000		(433)	1,433	(1,866)

Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	144,000		(854)	2,460	(3,314)

Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	211,000		(1,251)	4,337	(5,588)

MetLife Inc.	(1.00)%	Quarterly	6/20/29	98,000		(1,708)	(1,742)	34

MetLife Inc.	(1.00)%	Quarterly	6/20/29	49,000		(854)	(473)	(381)

MetLife Inc.	(1.00)%	Quarterly	6/20/29	363,000		(6,325)	(5,100)	(1,225)

MetLife Inc.	(1.00)%	Quarterly	6/20/29	1,453,000		(25,320)	(20,200)	(5,120)

MetLife Inc.	(1.00)%	Quarterly	6/20/29	1,008,000		(17,566)	(15,840)	(1,726)

Nippon Paper Industries Co.	(1.00)%	Quarterly	6/20/29	3,260,000	JPY	782	937	(155)

Nippon Paper Industries Co.	(1.00)%	Quarterly	6/20/29	14,599,000	JPY	3,501	3,161	340

Nippon Paper Industries Co.	(1.00)%	Quarterly	6/20/29	15,343,000	JPY	3,680	4,232	(552)

Nippon Paper Industries Co.	(1.00)%	Quarterly	6/20/29	26,614,000	JPY	6,384	7,735	(1,351)

Nippon Paper Industries Co.	(1.00)%	Quarterly	6/20/29	40,856,000	JPY	9,799	13,258	(3,459)

Petroleos Mexicanos	(1.00)%	Quarterly	6/20/26	535,000		19,460	19,932	(472)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/27	11,032,000	JPY	2,315	3,832	(1,517)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/27	11,032,000	JPY	2,315	3,956	(1,641)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/27	11,032,000	JPY	2,315	4,426	(2,111)

Saint-Gobain SA	(1.00)%	Quarterly	6/20/29	853,000	EUR	(24,251)	(23,115)	(1,136)

SES S.A.	(1.00)%	Quarterly	6/20/29	72,000	EUR	2,077	1,654	423

SES S.A.	(1.00)%	Quarterly	6/20/29	73,000	EUR	2,106	1,994	112

SES S.A.	(1.00)%	Quarterly	6/20/29	73,000	EUR	2,106	2,631	(525)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

SES S.A.	(1.00)%	Quarterly	6/20/29	73,000	EUR	$2,106	$2,640	$(534)

SES S.A.	(1.00)%	Quarterly	6/20/29	73,000	EUR	2,106	2,721	(615)

SES S.A.	(1.00)%	Quarterly	6/20/29	113,000	EUR	3,260	2,938	322

SES S.A.	(1.00)%	Quarterly	6/20/31	110,000	EUR	7,582	9,563	(1,981)

SES S.A.	(1.00)%	Quarterly	6/20/29	879,000	EUR	25,359	4,894	20,465

Stellantis NV	(5.00)%	Quarterly	6/20/29	680,000	EUR	(127,362)	(139,450)	12,088

Stena AB	(5.00)%	Quarterly	6/20/29	290,000	EUR	(39,167)	(37,480)	(1,687)

Unibail-Rodamco-Westfield SE	(1.00)%	Quarterly	6/20/29	189,000	EUR	(174)	3,562	(3,736)

UPC Holding	(5.00)%	Quarterly	6/20/29	263,000	EUR	(37,484)	(42,061)	4,577

UPC Holding	(5.00)%	Quarterly	6/20/29	15,000	EUR	(2,138)	(1,794)	(344)

Virgin Media	(5.00)%	Quarterly	6/20/29	216,000	EUR	(13,022)	(8,676)	(4,346)

Virgin Media	(5.00)%	Quarterly	6/20/29	72,000	EUR	(4,341)	(3,178)	(1,163)

Virgin Media	(5.00)%	Quarterly	6/20/29	29,000	EUR	(1,749)	(1,410)	(339)

Virgin Media	(5.00)%	Quarterly	6/20/29	288,000	EUR	(17,362)	(9,263)	(8,099)

Virgin Media	(5.00)%	Quarterly	6/20/29	72,000	EUR	(4,341)	(2,219)	(2,122)

Virgin Media	(5.00)%	Quarterly	6/20/29	43,000	EUR	(2,592)	(1,885)	(707)

Volkswagen AG	(1.00)%	Quarterly	6/20/29	1,174,000	EUR	(9,174)	(4,980)	(4,194)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/29	42,000		560	507	53

Whirlpool Corp.	(1.00)%	Quarterly	6/20/29	27,000		360	464	(104)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/29	42,000		560	544	16

Whirlpool Corp.	(1.00)%	Quarterly	6/20/29	145,000		1,934	1,751	183

Whirlpool Corp.	(1.00)%	Quarterly	6/20/29	217,000		2,894	3,099	(205)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/29	15,000		200	232	(32)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/29	306,000		4,081	3,830	251

Contracts to Sell Protection[c,d]

Traded Index

CDX.EM.41[e]	1.00%	Quarterly	6/20/29	1,000,000		(26,287)	(30,550)	4,263	Investment Grade

CDX.NA.HY.42[e]	5.00%	Quarterly	6/20/29	3,000,000		214,579	216,550	(1,971)	Non-Investment Grade

CDX.NA.IG.42[e]	1.00%	Quarterly	6/20/29	26,000,000		576,487	597,507	(21,020)	Investment Grade

ITRX.EUR[e]	1.00%	Quarterly	6/20/29	30,000,000	EUR	707,924	734,715	(26,791)	Investment Grade

ITRX.EUR.XOVER[e]	5.00%	Quarterly	6/20/29	12,000,000	EUR	1,150,445	1,223,110	(72,665)	Sub-Investment Grade

Total Centrally Cleared Swap Contracts						$2,107,008	$2,432,154	$(325,146)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name

Bank of China	(1.00)%	Quarterly	GSCO	6/20/26	288,000		$(3,973)	$(2,562)	$(1,411)

Bank of China	(1.00)%	Quarterly	GSCO	6/20/29	940,000		(18,005)	(5,911)	(12,094)

Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(1,986)	(675)	(1,311)

Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(1,986)	(651)	(1,335)

Bank of China	(1.00)%	Quarterly	JPHQ	6/20/29	362,000		(6,934)	(2,429)	(4,505)

Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	72,000		(993)	(421)	(572)

Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	72,000		(993)	(385)	(608)

Bayerische	(1.00)%	Quarterly	MSCO	12/20/25	146,000	EUR	(2,015)	(795)	(1,220)

China Construction	(1.00)%	Quarterly	GSCO	6/20/29	651,000		(12,982)	(4,093)	(8,889)

China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	288,000		(4,252)	(2,562)	(1,690)

China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	216,000		(3,189)	(976)	(2,213)

China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	216,000		(3,189)	(975)	(2,214)

China Construction	(1.00)%	Quarterly	JPHQ	6/20/29	796,000		(15,874)	(5,341)	(10,533)

Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	195,000		59,794	79,551	(19,757)

Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	778,000		238,561	195,102	43,459

Government of Egypt	(1.00)%	Quarterly	BZWS	12/20/24	152,000		463	2,712	(2,249)

Government of Egypt	(1.00)%	Quarterly	CITI	12/20/24	375,000		1,143	13,951	(12,808)

Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	197,000		9,766	39,633	(29,867)

Government of Korea	(1.00)%	Quarterly	BZWS	6/20/29	1,056,000		(23,095)	(21,184)	(1,911)

Government of Korea	(1.00)%	Quarterly	GSCO	6/20/29	2,843,000		(91,607)	(78,808)	(12,799)

Government of Turkey	(1.00)%	Quarterly	GSCO	6/20/27	794,000		18,375	25,644	(7,269)
Industrial and Commercial Bank of China Ltd.	(1.00)%	Quarterly	GSCO	6/20/29	1,306,000		(26,481)	(8,212)	(18,269)
Industrial and Commercial Bank of China Ltd.	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(2,066)	(626)	(1,440)
Industrial and Commercial Bank of China Ltd.	(1.00)%	Quarterly	JPHQ	6/20/29	145,000		(2,940)	(973)	(1,967)
Industrial and Commercial Bank of China Ltd.	(1.00)%	Quarterly	MSCS	6/20/26	144,000		(2,066)	(721)	(1,345)

JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	6/20/29	187,961,000	JPY	(38,378)	(35,313)	(3,065)

JFE Holdings Inc.	(1.00)%	Quarterly	MSCO	6/20/29	42,882,000	JPY	(8,756)	(8,202)	(554)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	72,000		(7,269)	(5,461)	(1,808)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	MSCO	6/20/29	198,470,000	JPY	(41,215)	(37,324)	(3,891)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)
Single Name (continued)

Kobe Steel Ltd.	(1.00)%	Quarterly	MSCO	6/20/29	181,198,000	JPY	$(24,670)	$(25,403)	$733

Lincoln National Corp.	(1.00)%	Quarterly	BZWS	6/20/25	72,000		(497)	462	(959)

Lincoln National Corp.	(1.00)%	Quarterly	BZWS	6/20/25	72,000		(497)	462	(959)

Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	6/20/29	137,356,000	JPY	(21,020)	(18,802)	(2,218)

Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	MSCO	6/20/29	57,834,000	JPY	(8,851)	(7,558)	(1,293)

Nippon Paper Industries Co.	(1.00)%	Quarterly	JPHQ	12/20/25	7,366,000	JPY	(416)	(32)	(384)

Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	21,750,000	JPY	(1,227)	287	(1,514)

Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	33,598,000	JPY	(1,896)	443	(2,339)

Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	6/20/29	37,930,000	JPY	8,571	8,655	(84)

Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	6/20/29	113,236,000	JPY	25,588	13,637	11,951

Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/25	6,895,000	JPY	(250)	1,029	(1,279)

Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/25	20,947,000	JPY	(758)	3,460	(4,218)

Rakuten Group Inc.	(1.00)%	Quarterly	CITI	6/20/25	14,667,000	JPY	(531)	1,064	(1,595)

Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	16,041,000	JPY	(580)	987	(1,567)

Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	14,053,000	JPY	(508)	2,191	(2,699)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	3,000,000	JPY	(109)	213	(322)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	6,444,000	JPY	(233)	335	(568)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	7,271,000	JPY	(263)	691	(954)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	7,549,000	JPY	(273)	701	(974)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	12,200,000	JPY	(441)	833	(1,274)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	14,482,000	JPY	(524)	882	(1,406)

Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	14,542,000	JPY	(526)	1,413	(1,939)

Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/28	29,008,000	JPY	4,553	15,096	(10,543)

Softbank Group Corp.	(1.00)%	Quarterly	GSCO	6/20/28	62,367,000	JPY	9,790	31,242	(21,452)

Contracts to Sell Protection[c,d]

Single Name

Government of Egypt	1.00%	Quarterly	GSCO	6/20/29	2,059,000		(400,106)	(325,043)	(75,063)	B-

Total OTC Swap Contracts							$(407,816)	$(160,762)	$(247,054)

Total Credit Default Swap Contracts							$1,699,192	$2,271,392	$(572,200)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

eA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

At August 31, 2024, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Received Fixed 45.45% Pay Floating rate TLREF	Quarterly	7/14/25	56,000,000	TRY	$7,576
Received Fixed 10.23% Pay Floating rate Banxico Mexico 1 Month Rate	Monthly	6/17/26	38,400,000	MXN	17,119
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	18,677
Receive Fixed 13.41% Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	40,212
Receive Fixed 13.47% Pay Floating BRLCDI	Annually	1/04/27	4,395,970	BRL	31,438
Receive Fixed 4.15% Pay Floating rate Overnight SOFR	Annually	11/22/28	5,700,000		156,732
Receive Fixed 3.93% Pay Floating rate Overnight SOFR	Annually	3/15/29	5,469,600		112,488
Receive Fixed 3.50% Pay Floating rate Overnight SOFR	Annually	8/09/29	3,157,000		11,086
Receive Fixed 10.14% Pay Floating rate 3-Month-JIBAR	Quarterly	6/19/34	17,000,000	ZAR	94,704
Received Fixed 9.18% Pay Floating rate 3-Month-JIBAR	Quarterly	9/19/34	7,500,000	ZAR	13,452

Total Interest Rate Swap Contracts					$503,484

*In U.S. dollars unless otherwise indicated.

At August 31, 2024, the Fund had the following total return swap contracts outstanding.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Currency Contracts - Long[a]

FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/30/25	14,163,714	$(62,096)
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/30/25	53,373,231	113,248

						51,152

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a]
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	194,223	GBP	$99,844
4imprint Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/25	197,019	GBP	34,450
A2A SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	204,968	EUR	32,575
AbitareIn	Euro STR + 0.35%	Monthly	JPHQ	1/08/25	8,525	EUR	(1,367)
ABRDN PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/08/25	126,738	GBP	(2,698)
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,477,313	SEK	39,864
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/25	3,208,860	SEK	233,778
Aeci Limited	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/25	6,554,673	ZAR	6,785
AFRY AB	1-Week STIBOR + 0.28%	Monthly	SEBA	3/13/25	1,097,383	SEK	5,148
Ageas	Euro STR + 0.35%	Monthly	JPHQ	5/01/25	126,653	EUR	23,515
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	1,451	GBP	81
Airtel Africa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	123,091	GBP	(1,440)
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	5,265,574	NOK	27,586
AkzoNobel	Euro STR + 0.35%	Monthly	JPHQ	4/25/25	235,592	EUR	(17,934)
Albaraka Turk Katilim Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/24	74,565		(48)
Alfa Financial Software	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/24	28,189	GBP	4,934
Alior Bank SA	1-Day FEDEF + 1.25%	Monthly	MSCO	1/06/25	247,639		13,718
ALK Abello A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	6/12/25	1,674,718	DKK	51,336
Alleima AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/06/24	3,024,648	SEK	8,886
Alligo AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/15/25	775,794	SEK	(1,638)
ALSO Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/15/25	424,401	CHF	74,123
Alzchem Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/22/24	59,550	EUR	26,592
Amadeus Fire AG	Euro STR + 0.35%	Monthly	JPHQ	1/31/25	23,067	EUR	(5,139)
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,338,745	SEK	290,923
Amedeo Air Four Plus Ltd.	1-Day SONIA + 0.35%	Monthly	MSCO	4/09/25	34,304	GBP	12,404
Anadolu Grubu	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/24	71,300		(15,422)
Anadolu Sigorta	1-Day FEDEF + 1.25%	Monthly	MSCO	12/30/24	85,272		1,358
Anora Group PLC	Euro STR + 0.275%	Monthly	SEBA	12/23/24	84,891	EUR	(3,418)
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/02/24	186,460	GBP	111,831
Arcelormittal SA	Euro STR + 0.25%	Monthly	JPHQ	2/28/25	277,888	EUR	(57,574)
Arctic	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/24	75,887		6,816
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	6,808,048	SEK	(21,117)
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/25	547,911	CHF	66,222
ASBIS Kypros Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	7/12/25	74,548		(11,818)
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	99,348	EUR	(3,428)
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	191,200	CHF	(83,602)
ASM International	Euro STR + 0.35%	Monthly	JPHQ	6/06/25	358,309	EUR	(31,759)
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	201,783		53,663
Associated British Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/23/25	261,231	GBP	16,015
Assura PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/24/25	93,084	GBP	2,522
Atea ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	3/18/25	890,217	NOK	5,429
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/25	240,222	EUR	88,327
Atresmedia Corporacion de Medios de Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	264,550	EUR	71,095
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/25	2,267,270	SEK	91,120
Audax Renovables SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/24/25	93,067	EUR	49,192
Aumann AG	Euro STR + 0.35%	Monthly	JPHQ	1/22/25	83,216	EUR	(23,132)
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/25	2,460,699	NOK	19,490
Autoneum	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/24	269,017	CHF	(66,632)
AVI Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/03/24	8,947,135	ZAR	67,708
B&S Group SA	Euro STR + 0.35%	Monthly	JPHQ	1/16/25	76,574	EUR	20,772
B2 Impact ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	1,289,968	NOK	14,513
Babcock International	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/25	166,473	GBP	(2,431)
Bakkavor Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	5/15/25	26,745	GBP	4,377
Balanced Commercial Property Trust	1-Day SONIA + 0.275%	Monthly	MSCO	8/07/25	152,596	GBP	(1,645)
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/24	293,325	GBP	94,029
Banca Generali	Euro STR + 0.35%	Monthly	JPHQ	8/11/25	228,393	EUR	11,008
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	408,521	EUR	162,455

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/25	239,079	GBP	$58,557
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/25	168,291	GBP	92,315
Barr AG	1-Day SONIA + 0.35%	Monthly	MSCO	5/22/25	141,949	GBP	17,211
Basilea Pharmaceutica AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/08/25	311,357	CHF	32,806
Bausch Health Co.	SOFR + 0.51%	Monthly	GSCO	5/23/25	249,701		(10,366)
Bavarian Nordic A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	1,300,831	DKK	123,222
BAWAG Group AG	Euro STR + 0.35%	Monthly	JPHQ	4/03/25	138,929	EUR	22,960
BB Biotech AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/11/25	267,706	CHF	(23,454)
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,085,410	SEK	(61,871)
Bekaert SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	273,572	EUR	(44,258)
Benefit	1-Day FEDEF + 1.25%	Monthly	MSCS	9/26/24	198,732		(6,975)
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	132,142	EUR	(16,080)
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/25	6,585,170	SEK	137,126
BHG Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	1,988,216	SEK	22,999
BIC	1-Day EONIA + 0.30%	Monthly	MSCS	4/17/25	391,621	EUR	(1,906)
Bico Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	172,880	SEK	(1,222)
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/24	485,680	EUR	41,689
Billerud AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/29/25	4,023,693	SEK	5,588
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,915,194	SEK	54,988
Biotage AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,387,888	SEK	2,473
BKW AG	1-Day SARON + 0.35%	Monthly	JPHQ	12/12/24	261,032	CHF	26,419
Bodycote PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/25	164,730	GBP	9,913
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/19/25	101,509		(31,184)
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/25	405,889	NOK	4,482
Bouygues	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/25	355,460	EUR	(52,189)
BPER Banca SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/24	55,022	EUR	19,741
Bpost	Euro STR + 0.35%	Monthly	JPHQ	11/07/24	214,535	EUR	(67,486)
Bravida Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/24	3,106,608	SEK	2,401
Breedon Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	318,330	GBP	81,592
British Land Co. PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/07/25	146,747	GBP	16,958
Bulten AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/18/24	637,063	SEK	(4,753)
Buzzi Unicem SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	252,194	EUR	48,645
BW LPG Ltd	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	2,219,759	NOK	24,526
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	170,944	GBP	128,112
Cairo Communication SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	75,456	EUR	(3,317)
CaixaBank SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/21/25	77,089	EUR	29,145
Card Factory PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	165,824	GBP	59,342
Care Property Invest	Euro STR + 0.35%	Monthly	JPHQ	12/16/24	52,740	EUR	1,235
Cargotec	Euro STR + 0.275%	Monthly	SEBA	8/23/25	111,237	EUR	103,337
Carlsberg Group	1-Week CIBOR + 0.28%	Monthly	SEBA	9/12/24	3,143,762	DKK	(68,646)
Carmila	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/25	122,148	EUR	17,781
Carnival PLC	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/25	369,727	GBP	(14,311)
Carrefour	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	299,678	EUR	(31,071)
Cbrain A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	2,128,043	DKK	(120,455)
Ceconomy AG	Euro STR + 0.35%	Monthly	JPHQ	7/05/25	246,224	EUR	40,364
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	198,520	EUR	57,079
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	526,499	GBP	3,183
CEWE Stiftung & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	3/18/25	86,818	EUR	(88)
Chrysalis Investments	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	119,953	GBP	(1,812)
Clariant International AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/25	412,674	CHF	(25,182)
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/25	212,285	GBP	51,297
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,439,869	SEK	232,503
Cliq Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	161,092	EUR	(131,556)
Coca-Cola Europacific Partners PLC	1-Day SONIA + 0.30%	Monthly	JPHQ	10/11/24	115,162	EUR	30,289
Coca-Cola HBC AG-DI	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/24	175,582	GBP	32,283
Colruyt Group NV	Euro STR + 0.35%	Monthly	JPHQ	12/23/24	388,746	EUR	43,468
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	184,657	EUR	36,831
Companhia De Saneamento Basico Ord	1-Day FEDEF + 0.60%	Monthly	MSCS	7/10/25	1,105,985		(72,720)
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/25	481,587	GBP	29,830
Conduit Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	10/17/24	426,379	GBP	65,415
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	276,515	EUR	11,960
Coor Service Management Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,075,240	SEK	(9,913)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Corem Property Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	3,101,232	SEK	$70,913
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/24	55,623	GBP	34,438
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	568	GBP	598
Crayon Group Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	4,735,636	NOK	5,547
CTS Eventim AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	10/03/24	200,051	EUR	9,148
Currys PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	91,351	GBP	36,412
Cyberflks	1-FEDEF + 1.25%	Monthly	MSCO	8/02/25	34,923		1,118
Dampskibsselskabet Norden A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	1,144,755	DKK	(39,170)
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	415,374	EUR	153,307
Danske Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/24	1,427,385	DKK	30,591
Datatec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/24	784,341	ZAR	(2,175)
DCC PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	214,806	GBP	31,290
Deceuninck	Euro STR + 0.35%	Monthly	JPHQ	11/07/24	50,537	EUR	1,600
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/25	844,482	SEK	(27,556)
DEME Group	Euro STR + 0.35%	Monthly	JPHQ	8/22/25	102,888	EUR	(1,578)
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	313,369	EUR	105,492
Deutsche Beteiligungs AG	Euro STR + 0.35%	Monthly	JPHQ	12/19/24	112,906	EUR	(15,200)
Deutz AG	Euro STR + 0.35%	Monthly	JPHQ	7/13/25	333,456	EUR	(46,116)
Develia SA	1-Day FEDEF + 1.25%	Monthly	MSCO	12/19/24	50,304		7,816
Digital Value SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	141,527	EUR	(18,865)
DKSH Switzerland Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	130,566	CHF	16,558
D’leteren Group	Euro STR + 0.35%	Monthly	JPHQ	5/30/25	202,425	EUR	19,025
Dom Development	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/24	46,319		3,125
Dormakaba	1-Day SARON + 0.35%	Monthly	JPHQ	3/04/25	201,142	CHF	28,125
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	417,831	GBP	118,482
Duni AB	1-Week STIBOR + 0.275%	Monthly	SEBA	1/16/25	923,255	SEK	(4,843)
E.ON SE	Euro STR + 0.35%	Monthly	JPHQ	8/19/25	158,345	EUR	11,180
Easyjet PLC	1-Day SONIA + 0.35%	Monthly	MSCO	7/17/25	468,009	GBP	(44,373)
Ebro Foods	1-Day EONIA + 0.35%	Monthly	MSCO	12/04/24	255,265	EUR	13,821
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	1/08/25	7,222	EUR	(1,551)
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	58,217	EUR	(13,880)
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	335,369	CHF	65,127
Electrolux Professional AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/25	1,289,039	SEK	4,816
Elementis PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/24	240,942	GBP	39,915
Elmera Group ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	1/27/25	963,340	NOK	5,828
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/25	309,211	EUR	47,383
Elopak ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	5/08/25	823,960	NOK	15,649
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/13/25	418,477	EUR	18,658
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	262,254		45,172
Enel Group	Euro STR + 0.35%	Monthly	JPHQ	10/28/24	274,656	EUR	33,419
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/24	1,376,913	EUR	48,410
Engie SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/25	309,696	EUR	30,676
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	319,040	GBP	(104,300)
Eolus Vind AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/23/24	678,216	SEK	(10,652)
Equity Flows	Fixed 0.10%	Monthly	JPHQ	6/30/25	4,802,256		(204,256)
Equity Low Beta	Fixed (0.188)%	Monthly	DBAB	6/30/25	7,957,882		284,237
Equity Momentum	Fixed (0.188)%	Monthly	DBAB	6/30/25	17,463,983		306,939
Equity Value	Fixed (0.188)%	Monthly	DBAB	6/30/25	29,854,095		(48,917)
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,449,703	SEK	37,615
Eurazeo SE	1-Day EONIA + 0.30%	Monthly	MSCO	5/20/25	216,630	EUR	(15,943)
Eurocash	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/25	119,777		(41,829)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	257,945	EUR	30,676
Evonik Industries AG	Euro STR + 0.35%	Monthly	JPHQ	8/11/25	291,737	EUR	30,721
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	79,787	EUR	6,916
Exor NV	Euro STR + 0.35%	Monthly	JPHQ	2/28/25	567,570	EUR	12,218
FastPartner AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/04/25	1,007,266	SEK	2,669
Finnair OYJ	Euro STR + 0.275%	Monthly	SEBA	4/15/25	110,542	EUR	(23,313)
FirstGroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/24/25	280,515	GBP	(23,160)
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	102,156	EUR	3,181
Fortress REIT Ltd.	1-Day SABOR + 0.50%	Monthly	MSCS	11/27/24	3,129,746	ZAR	61,208
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/24	50,652	GBP	54,085
freenet AG	Euro STR + 0.35%	Monthly	JPHQ	8/08/25	332,035	EUR	20,583

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/25	231,986	EUR	$(647)
Fugro NV	Euro STR + 0.35%	Monthly	JPHQ	5/27/25	244,474	EUR	75,709
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	70,086	GBP	49,038
Games Workshop Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/16/25	303,146	GBP	31,231
[b]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/25	173,903		–
GEA Group	Euro STR + 0.35%	Monthly	JPHQ	6/05/25	201,670	EUR	26,803
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	4,284,644	DKK	(112,702)
Gerresheimer AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	306,489	EUR	12,154
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	544,784	EUR	(187,837)
Gimv	Euro STR + 0.35%	Monthly	JPHQ	4/14/25	165,289	EUR	(4,644)
Granges AB	1-Week STIBOR + 0.28%	Monthly	SEBA	9/02/25	3,002,839	SEK	50,755
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/24	215,080	GBP	346,570
Grifols SA	1-Day EONIA + 0.35%	Monthly	MSCO	3/25/25	199,655	EUR	22,341
Groupe SEB	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/25	226,841	EUR	(7,693)
Gurit	1-Day SARON + 0.35%	Monthly	JPHQ	11/06/24	92,693	CHF	(50,335)
H&M Hennes & Mauritz AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/25	3,489,530	SEK	(10,514)
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	3,745,744	DKK	207,683
Hafnia Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	2,872,211	NOK	14,969
Hal Trust	Euro STR + 0.35%	Monthly	JPHQ	4/16/25	214,810	EUR	(8,884)
Hammerson PLC	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/24	244,848	GBP	42,029
Harmony Gold Mining Co. Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/06/25	2,096,271	ZAR	31,952
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/25	290,152	EUR	83,079
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	158,717	EUR	233,886
Hemnet Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/25	2,836,373	SEK	41,979
Hera	Euro STR + 0.35%	Monthly	JPHQ	1/10/25	299,175	EUR	38,080
Hikma Pharmaceuticals PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/08/25	274,084	GBP	9,049
Hilton Food Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/18/24	192,692	GBP	71,058
Hochtief AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/25	275,996	EUR	17,399
Hoegh Autoliners AS	1-Week NIBOR + 0.275%	Monthly	SEBA	4/26/25	2,945,902	NOK	101,361
Hoist Finance AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	1,048,309	SEK	121,692
Holcim Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/25	303,441	CHF	106,688
Home Invest Belgium	Euro STR + 0.35%	Monthly	JPHQ	6/06/25	50,094	EUR	984
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	280,348	EUR	48,209
Huhtamaki OYJ	Euro STR + 0.275%	Monthly	SEBA	1/30/25	425,733	EUR	3,149
Humble Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	942,822	SEK	17,830
Husqvarna AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/25/24	3,683,679	SEK	(55,746)
HUUUGE Inc.	1-Day FEDEF + 1.25%	Monthly	MSCS	7/01/25	83,593		(12,451)
hVIVO PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/27/25	55,600	GBP	48,249
Hyundai Motor Co.	1-Day FEDEF + 0.30%	Monthly	MSCS	2/05/25	263,796		19,803
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	496,022	EUR	113,719
Indus-Holding AG	Euro STR + 0.35%	Monthly	JPHQ	10/11/24	62,091	EUR	4,601
Industrivarden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/25	3,892,680	SEK	79,478
Instone Real Estate Group SE	Euro STR + 0.35%	Monthly	JPHQ	12/12/24	60,052	EUR	13,590
Intermediate Capital Group	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/25	159,789	GBP	60,814
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/25	414,539	GBP	90,610
Intesa Sanpaolo SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/25	194,953	EUR	58,117
Investec	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/25	416,746	GBP	137,516
Ionos Group SE	Euro STR + 0.35%	Monthly	JPHQ	11/06/24	258,848	EUR	103,674
Ipsen Pharma SAS	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	164,794	EUR	(3,989)
IQE PLC	1-Day SONIA + 0.35%	Monthly	MSCO	5/22/25	74,339	GBP	(14,069)
ISS A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	1,527,254	DKK	(3,772)
Italian Sea Group (The)	Euro STR + 0.35%	Monthly	JPHQ	6/17/25	242,924	EUR	44,318
Iveco	Euro STR + 0.35%	Monthly	JPHQ	11/28/24	452,294	EUR	(11,371)
IWG PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/03/25	395,885	GBP	27,100
J D Wetherspoon PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/12/25	315,620	GBP	9,895
JCDecaux SE	1-Day EONIA + 0.30%	Monthly	MSCS	11/07/24	218,536	EUR	15,078
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/25	254,350	GBP	81,106
Johnson Service Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/07/25	211,579	GBP	84,743
JOST Werke SE	Euro STR + 0.35%	Monthly	JPHQ	7/05/25	136,168	EUR	(22,572)
Just Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	361,047	GBP	324,778
Kap Industrial Holdings Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/25	1,818,200	ZAR	18,038

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Kaufman ET Broad	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	85,105	EUR	$9,218
Kemira OYJ	Euro STR + 0.275%	Monthly	SEBA	7/17/25	355,745	EUR	145,720
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	119,907	GBP	(27,728)
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	10,032		11,299
Knights Group Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/24	22,670	GBP	4,713
Koc Holding AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	208,424		48,570
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/24	312,016	EUR	275,013
Kongsberg Gruppen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	1,678,598	NOK	28,312
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	345,993	EUR	40,036
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/25	146,991	EUR	(3,937)
Koninklijke Philips NV	Euro STR + 0.35%	Monthly	JPHQ	8/26/25	203,857	EUR	96,585
Kuros	1-Day SARON + 0.35%	Monthly	JPHQ	7/15/25	216,362	CHF	53,528
KWS Saat SE & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	8/15/25	45,680	EUR	1,997
La Francaise Des Jeux SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	460,915	EUR	19,622
Lancashire Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	2/19/25	481,731	GBP	70,592
Landis Gyr	1-Day SARON + 0.35%	Monthly	JPHQ	6/27/25	350,782	CHF	466
Lar Espana Real Estate SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	120,366	EUR	58,045
Lassila & Tikanoja PLC	Euro STR + 0.275%	Monthly	SEBA	1/27/25	39,129	EUR	(3,299)
Learning Technologies Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/01/25	114,662	GBP	(8,215)
Link Mobility Group Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/24	3,493,385	NOK	83,440
Logitech International	1-Day SARON + 0.35%	Monthly	JPHQ	2/17/25	293,099	CHF	716
Lonza Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	3/20/25	199,722	CHF	12,657
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/15/25	6,205,663	SEK	83,513
LPP	1-Day FEDEF + 1.25%	Monthly	MSCS	10/10/24	392,484		(12,988)
Lundbergs AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/19/24	735,444	SEK	5,331
Lundin Gold Inc.	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,632,896	SEK	71,137
M&G PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/08/25	173,785	GBP	5,131
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/25	292,313	EUR	270,281
Man Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/25	136,066	GBP	(10,032)
Marimekko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	6,543	EUR	(140)
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	364,367	GBP	213,558
Marston’s PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	144,473	GBP	26,292
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	48,950		2,157
MediaForEurope	1-Day EONIA + 0.35%	Monthly	JPHQ	5/31/25	229,043	EUR	102,400
MediaForEurope	1-Day EONIA + 0.35%	Monthly	MSCO	5/31/25	103,324	EUR	27,517
Medios AG	Euro STR + 0.35%	Monthly	JPHQ	11/01/24	132,843	EUR	13,181
Meier Tobler Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/25	56,319	CHF	(15,233)
Melia Hotels International	1-Day EONIA + 0.35%	Monthly	MSCO	5/20/25	327,647	EUR	(54,661)
Mensch und Maschine Software SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	50,247	EUR	3,823
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	334,227	EUR	(47,825)
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	193,889	GBP	78,921
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	319,959	GBP	119,857
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/25	5,160,113	SEK	8,699
Mondadori Group	Euro STR + 0.35%	Monthly	JPHQ	4/25/25	123,494	EUR	18,790
Moneysupermarket.com	1-Day SONIA + 0.35%	Monthly	MSCS	2/27/25	164,883	GBP	(34,230)
Montana	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/24	139,185	CHF	8,518
Montea NV	Euro STR + 0.35%	Monthly	JPHQ	6/05/25	241,148	EUR	(3,212)
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	304,341	GBP	209,980
MPC Container Ships ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	1,265,448	NOK	34,440
Mr Price Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/14/25	2,651,429	ZAR	60,899
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/15/25	6,192,963	ZAR	(16,571)
Nabors Industries Ltd.	3-Month SOFR + 0.51%	Quarterly	GSCO	4/18/25	71,901		(3,461)
National Grid PLC	1-Day SONIA + 0.40%	Monthly	MSCS	1/23/25	545,720	GBP	11,967
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,893,494	SEK	51,465
NEPI Rockcastle NV	1-Day SABOR + 0.70%	Monthly	MSCS	11/18/24	8,119,320	ZAR	30,214
Netcare Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/02/24	5,124,287	ZAR	901
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	298,738	EUR	157,401
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/25	945,374	DKK	1,996
Niox Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/25	24,032	GBP	2,920
NKT A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	1,490,857	DKK	114,641
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/15/25	470,766	EUR	148,624
NNIT A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	6/02/25	290,026	DKK	(749)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Nokia Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	394,106	EUR	$65,055
Norbit ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	12/20/24	825,384	NOK	37,133
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	3,298,754	SEK	(6,664)
Nordic Paper Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/25	1,307,389	SEK	60,810
Norion Bank AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/07/25	697,076	SEK	(4,652)
Norwegian Air Shuttle ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/25	3,135,377	NOK	(9,700)
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/25	435,624	CHF	71,374
Odfjell SE	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	488,485	NOK	16,502
Odfjell SE	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	629,446	NOK	(3,160)
Odfjell Technology Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	1/08/25	226,517	NOK	(2,011)
Odfjell Technology Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/18/25	1,261,904	NOK	5,964
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	3,365,109	NOK	(105,634)
Okeanis Eco Tankers Corp.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	1,914,231	NOK	(1,994)
Old Mutual Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	4/30/25	7,420,726	ZAR	67,182
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/25	2,716,911	ZAR	6,056
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	221,002	GBP	10,742
Ontex Group NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	229,487	EUR	40,445
Orange	1-Day EONIA + 0.275%	Monthly	MSCO	8/18/25	322,896	EUR	1,763
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	77,787	EUR	(22,900)
ORIOR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	101,634	CHF	(33,660)
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	130,789	EUR	(22,759)
Osram Licht AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/24	456,507	CHF	(188,296)
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/25	328,957	EUR	112,074
Pagegroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	163,796	GBP	(22,288)
Pandora A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/25	2,274,583	DKK	91,421
Pandox AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/24	1,334,187	SEK	17,812
Panoro Energy ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	10/30/24	2,884,946	NOK	12,703
Pantheon Infrastructure	1-Day SONIA + 0.35%	Monthly	MSCO	4/15/25	39,401	GBP	477
Paypoint	1-Day SONIA + 0.35%	Monthly	MSCS	9/23/24	166,876	GBP	68,680
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	1,246,526	DKK	48,138
Petershill Partners PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/23/25	166,939	GBP	53,152
Pexip Holding	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/24	1,102,683	NOK	38,515
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/25	300,134		(21,414)
Picton Property Income Ltd.	1-Day SONIA + 0.275%	Monthly	MSCO	7/22/25	119,793	GBP	1,862
Plastic Omnium	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/25	411,547	EUR	(79,934)
Playtech PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/12/25	180,997	GBP	108,036
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	138,001	EUR	6,555
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	298,336	EUR	62,619
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/25	526,924	ZAR	9,565
Prevas AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/03/24	376,910	SEK	6,407
Prosegur	1-Day EONIA + 0.35%	Monthly	MSCS	9/26/24	157,715	EUR	1,218
Publicis Groupe SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/25	160,570	EUR	45,838
Puuilo PLC	Euro STR + 0.275%	Monthly	SEBA	4/22/25	92,139	EUR	14,963
PVA TePla AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	444,087	EUR	(127,480)
Quadient	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/24	150,536	EUR	(4,555)
Rai Way SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	306,290	EUR	(3,909)
Raiffeisen Bank International AG	Euro STR + 0.35%	Monthly	JPHQ	11/28/24	307,280	EUR	35,567
Rainbow	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/24	92,819		61,179
Randstad NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	215,794	EUR	(28,159)
Raysearch Laboratories AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/04/24	1,181,787	SEK	70,669
Recticel	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	81,368	EUR	4,673
Regional REIT Ltd.	1-Day SONIA + 0.275%	Monthly	MSCO	12/05/24	193,104	GBP	(25,754)
Repsol SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/12/25	245,507	EUR	(37,536)
Reunert Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/15/25	2,879,693	ZAR	44,029
RHI Magnesita	1-Day SONIA + 0.275%	Monthly	MSCO	6/23/25	125,478	GBP	(6,885)
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	380,719	CHF	49,674
Rockwool A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	2,672,435	DKK	198,292
Rolls-Royce Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/25	165,833	GBP	85,917
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/25	450,041	EUR	106,508
SAF-HOLLAND SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	371,543	EUR	(23,502)
Sainsbury J PLC	1-Day SONIA + 0.35%	Monthly	MSCO	12/04/24	194,177	GBP	14,192

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Saint-Gobain SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	125,520	EUR	$35,572
SalMar ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	1,963,832	NOK	(31,757)
Salzgitter AG	Euro STR + 0.35%	Monthly	JPHQ	12/13/24	137,944	EUR	(56,810)
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/24	7,468,813	ZAR	23,545
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/25	8,892,773	ZAR	(155,758)
SATS ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	2/17/25	713,005	NOK	10,545
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,462,081	SEK	82,302
Scanfil PLC	Euro STR + 0.275%	Monthly	SEBA	10/17/24	45,523	EUR	687
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/24	452,872	CHF	89,556
Schouw & Co.	1-Week NIBOR + 0.275%	Monthly	SEBA	5/22/25	2,188,510	DKK	7,013
SCOR SE	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/25	536,274	EUR	(187,615)
Securitas AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	3,232,903	SEK	55,175
Serco Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/24	432,961	GBP	78,045
Severfield PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/27/24	20,198	GBP	9,066
SHELL PLC	1-Day SONIA + 0.40%	Monthly	MSCS	5/03/25	1,103,347	GBP	(51,199)
Siegfried	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/24	377,567	CHF	201,331
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/03/25	2,827,213	EUR	101,451
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	436,922	EUR	(85,806)
Sinch	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	1,475,901	SEK	3,783
SKF AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/25/25	5,807,791	SEK	(9,389)
Smurfit Kappa Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/17/25	8,884	GBP	3,448
Societe Generale SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	331,072	EUR	(43,259)
Sodexo	1-Day EONIA + 0.30%	Monthly	MSCS	5/16/25	276,553	EUR	(827)
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/14/24	88,246	EUR	5,838
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	5,483	EUR	2,055
Solar A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/25	426,047	DKK	(15,749)
Solstad Offshore	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/24	2,625,968	NOK	(32,277)
Solvay	Euro STR + 0.35%	Monthly	JPHQ	10/10/24	414,361	EUR	103,936
Sopra Steria Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	371,588	EUR	(37,576)
Spar Nord Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	4/22/25	1,522,814	DKK	40,365
Sparekassen Sjaelland	1-Week CIBOR + 0.275%	Monthly	SEBA	3/14/25	508,607	DKK	(497)
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	106,044	GBP	3,804
SPIE	1-Day EONIA + 0.275%	Monthly	MSCO	6/16/25	290,345	EUR	26,001
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	3,881,991	SEK	(115,491)
Stadler Rail AG	Euro STR + 0.35%	Monthly	JPHQ	7/31/25	316,907	CHF	(32,139)
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	351,378	GBP	77,264
STEF	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	31,776	EUR	14,636
Stellantis NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/25	296,479	EUR	(45,810)
SThree PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/25	215,381	GBP	14,794
Stolt-Nielsen Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	2,527,606	NOK	68,525
Storebrand ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	7/09/25	2,047,465	NOK	9,676
Storytel AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/25	1,969,263	SEK	(12,078)
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/25	198,434	EUR	(2,324)
Subsea 7	1-Week NIBOR + 0.275%	Monthly	SEBA	7/09/25	1,978,893	NOK	(9,934)
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/24	422,499	CHF	233,398
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/25	2,269,415	ZAR	9,340
SUSS MicroTec SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	246,690	EUR	(11,160)
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/15/25	3,983,368	SEK	47,948
Swiss Re AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	425,404	CHF	91,512
Sydbank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	1,960,496	DKK	21,862
Synektik	1-Day FEDEF + 1.25%	Monthly	MSCS	9/05/25	152,812		107,116
Synsam AB	1-Week STIBOR + 0.275%	Monthly	SEBA	4/25/25	1,047,545	SEK	(9,400)
Synthomer PLC	1-Day SONIA + 0.35%	Monthly	MSCO	3/28/25	186,192	GBP	(24,038)
Tag Immobilien AG	Euro STR + 0.35%	Monthly	JPHQ	12/09/24	317,779	EUR	62,108
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	284,811	EUR	50,328
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	287,356		(5,745)
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	198,935	GBP	43,086
Team Internet Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	263,637	GBP	26,646
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/25	663,151	EUR	(76,898)
Technogym SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	190,428	EUR	45,493
Tecnicas Reunidas SA	1-Day EONIA + 0.35%	Monthly	MSCO	2/28/25	252,856	EUR	75,125
Telenor ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	10/28/24	1,235,063	NOK	8,972

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Telkom SA SOC Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/25	6,450,361	ZAR	$48,852
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/25	89,144		20,491
Terveystalo PLC	Euro STR + 0.28%	Monthly	SEBA	7/17/25	116,511	EUR	33,584
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/25	362,522	EUR	23,354
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	40,706	GBP	(10,426)
THG PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	133,892	GBP	(15,023)
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/25	4,924,728	ZAR	(124,260)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	425,607	EUR	(236,928)
TI Fluid Systems PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/12/25	280,044	GBP	(44,335)
Tinc Comm VA	Euro STR + 0.35%	Monthly	JPHQ	4/14/25	69,761	EUR	(3,287)
Titan Cement	Euro STR + 0.35%	Monthly	JPHQ	9/05/25	77,956	EUR	71,889
Torpol SA	1-Day FEDEF + 1.25%	Monthly	MSCO	1/30/25	30,571		630
Torunlar GYO	1-Day FEDEF + 1.25%	Monthly	MSCS	7/12/25	209,965		89,915
Traton SE INH O.N.	1-Week STIBOR + 0.275%	Monthly	SEBA	3/14/25	3,071,996	SEK	(30,922)
Triple Point Social Housing	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/25	51,247	GBP	7,833
Truworths	1-Day SABOR + 0.70%	Monthly	MSCO	6/16/25	6,085,512	ZAR	13,922
TUI AG	Euro STR + 0.35%	Monthly	JPHQ	4/30/25	487,199	EUR	(47,787)
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	496,075	CHF	(113,153)
UBS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	124,202	CHF	6,700
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/24	195,334	EUR	97,933
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/15/25	145,285	EUR	131,952
UPM-Kymmene Corp.	Euro STR + 0.275%	Monthly	SEBA	12/18/24	143,885	EUR	(11,492)
Valeo	1-Day EONIA + 0.30%	Monthly	MSCS	10/09/24	399,635	EUR	(95,730)
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/25	163,632	CHF	(7,263)
Van de Velde	Euro STR + 0.35%	Monthly	JPHQ	8/22/25	36,719	EUR	(591)
Var Energi ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	10/23/24	1,878,382	NOK	18,160
VBG Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	1/16/25	1,478,763	SEK	72,068
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/26/25	2,194,801	NOK	26,318
Veolia Environnement SA	1-Day EONIA + 0.40%	Monthly	MSCS	6/03/25	3,305,422	EUR	231,852
Veolia Environnement SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/26/25	315,178	EUR	16,522
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	59,034	GBP	1,825
Vesuvius PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/26/25	273,816	GBP	(18,737)
VGP	Euro STR + 0.35%	Monthly	JPHQ	3/28/25	23,100	EUR	(2,386)
Vicat SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/25	224,207	EUR	(8,898)
Vienna Insurance Group AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	277,632	EUR	29,509
Virbac	1-Day EONIA + 0.30%	Monthly	MSCO	5/20/25	324,406	EUR	(5,201)
Vitrolife AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/10/25	2,141,614	SEK	95,917
Vodafone Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/20/25	160,741	GBP	15,959
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	196,556	EUR	(34,517)
Volvo Car AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/07/25	5,790,337	SEK	(119,353)
Vukile Property Fund Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/26/25	4,174,930	ZAR	18,691
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	4,184,003	NOK	34,088
Wartsila Corp.	Euro STR + 0.275%	Monthly	SEBA	10/17/24	217,437	EUR	112,565
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	289,299	GBP	(278,556)
WBHO Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	12/04/24	1,607,955	ZAR	49,530
Webuild SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	438,626	EUR	169,878
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	204,897	EUR	(6,085)
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	265,892	GBP	58,547
Workspace Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/28/24	245,998	GBP	71,754
X Fab Silicon Foundries EV	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	424,405	EUR	(161,905)
YU Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/25	103,617	GBP	6,765
Zalando SE	Euro STR + 0.35%	Monthly	JPHQ	3/03/25	497,961	EUR	52,465
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	304,771	CHF	(40,841)
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	47,122	EUR	(7,883)
							11,077,617
Equity Contracts – Short[d]
AB Dynamics PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/18/25	124,937	GBP	(49,759)
ABC Arbitrage	1-Day EONIA - 0.275%	Monthly	MSCO	6/13/25	64,609	EUR	(6,008)
abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	140,822	GBP	36,395
ABSA Group Ltd	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/24	5,533,562	ZAR	(39,922)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Accesso Technology Group	1-Day SONIA - 2.75%	Monthly	MSCS	9/27/24	54,347	GBP	$549
Acciones Fomento De Construcciones	1-Day EONIA - 1.75%	Monthly	MSCS	1/13/25	21,080	EUR	(4,391)
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/25	449,918	EUR	(117,205)
Addnode Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	2,958,140	SEK	(51,216)
Admiral Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	160,991	GBP	(47,285)
Aedifica	Euro STR - 0.30%	Monthly	JPHQ	10/28/24	135,258	EUR	(6,505)
Agfa-Gevaert NV	Euro STR - 1.35%	Monthly	JPHQ	7/17/25	53,011	EUR	602
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/25	446,847	NOK	429
Air France-KLM	1-Day EONIA - 1.875%	Monthly	MSCO	3/20/25	114,196	EUR	21,231
Air Liquide	1-Day EONIA - 0.275%	Monthly	MSCO	6/20/25	103,494	EUR	(8,504)
Air Liquide	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	49,870	EUR	(847)
Airbus SE	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/24	76,024	EUR	(3,503)
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/25	1,177,448	NOK	3,263
Aker Carbon Capture ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/14/25	2,446,642	NOK	103,332
Aker Horizons	1-Week NIBOR - 4.25%	Monthly	SEBA	11/22/24	599,625	NOK	29,431
ALCON N	1-Day SARON - 0.35%	Monthly	JPHQ	8/12/25	30,336	CHF	361
ALD	1-Day EONIA - 0.30%	Monthly	MSCS	5/15/25	317,285	EUR	42,100
Alfen NV	Euro STR - 0.80%	Monthly	JPHQ	3/07/25	298,151	EUR	206,265
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/25	188,725		(56,281)
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	347,053	CHF	(20,808)
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/25	2,229,925	DKK	(10,055)
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/24	347,656	EUR	(4,796)
Alpha FX Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	62,154	GBP	(36,592)
Alphawave IP Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/24/25	272,747	GBP	(56,150)
Alstom SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/13/25	206,234	EUR	(83,786)
AMG Advanced Metallurgical Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	308,063	EUR	70,910
AmRest	1-Day FEDEF -1.50%	Monthly	MSCS	7/17/25	72,209		4,175
Anglo American	1-Day SONIA - 0.30%	Monthly	MSCS	10/14/24	110,986	GBP	67
Anglo American Platinum Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/25	4,854,724	ZAR	27,299
Anglo Pacific Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	47,406	GBP	12,135
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/25	410,385	EUR	(4,277)
Antares Vision	Euro STR - 2.65%	Monthly	JPHQ	8/07/25	30,407	EUR	(23,424)
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/17/25	91,267	GBP	(25,683)
Aperam	Euro STR - 0.30%	Monthly	JPHQ	6/06/25	257,920	EUR	(5,372)
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/24	176,020	CHF	(73,098)
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/25	133,760		(16,271)
Ariston Holding	Euro STR - 0.30%	Monthly	JPHQ	9/11/24	266,817	EUR	72,573
Ascopiave SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	103,676	EUR	(16,227)
Aselsan AS	1-Day FEDEF - 7.50%	Monthly	MSCS	7/17/25	18,998		(32,527)
Ashtead Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/16/24	378,330	GBP	(9,933)
Aspen Pharmacare Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	5,586,900	ZAR	(63,154)
ASR Nederland	Euro STR - 0.30%	Monthly	JPHQ	6/13/25	275,270	EUR	(10,153)
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/24	2,190,652	SEK	(68,104)
Aston Martin Lagonda Global Holdings PLC	1-Day SONIA - 8.75%	Monthly	MSCS	7/17/25	301,415	GBP	38,891
Atrium Ljungberg AB	1-Week STIBOR - 0.45%	Monthly	SEBA	4/04/25	975,322	SEK	(17,802)
Auction Technology Group	1-Day SONIA - 0.30%	Monthly	MSCS	11/01/24	184,364	GBP	52,212
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/25	209,500	EUR	(196,620)
AutoStore Holdings Ltd.	1-Week NIBOR - 0.75%	Monthly	SEBA	4/04/25	759,279	NOK	(1,432)
Avanza Bank Holding AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/25	2,823,875	SEK	(20,994)
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	478,649	EUR	(6,063)
B&M European Value Retail SA	1-Day SONIA - 0.30%	Monthly	MSCS	10/31/24	164,641	GBP	(648)
Bachem AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	164,788	CHF	(43,317)
Baloise Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	12/09/24	361,522	CHF	(78,828)
Bank Handlowy	1-Day FEDEF - 0.50%	Monthly	MSCO	4/03/25	31,308		3,645
Bank of America MLEIAPRE Index	EONIA - 0.30%	Monthly	BOFA	3/21/25	185,236	EUR	(5,091)
Bank Pekao SA	1-Day FEDEF - 0.50%	Monthly	MSCO	8/04/25	72,567		(2,270)
Bankinter SA	1-Day EONIA - 0.35%	Monthly	MSCO	3/06/25	229,155	EUR	(67,681)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/25	542,018	CHF	31,669
Barco	Euro STR - 0.30%	Monthly	JPHQ	4/14/25	235,653	EUR	(7,244)
Barry Callebaut	1-Day SARON - 0.35%	Monthly	JPHQ	11/13/24	333,144	CHF	5,126
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/25	146,865	EUR	(8,131)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Basler AG	Euro STR - 1.20%	Monthly	JPHQ	7/17/25	91,106	EUR	$(8,108)
Bayer AG	Euro STR - 0.30%	Monthly	JPHQ	8/28/25	119,438	EUR	(3,837)
BayWa AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	118,509	EUR	84,054
BE Semiconductor Industries	Euro STR - 0.30%	Monthly	JPHQ	2/28/25	87,079	EUR	8,445
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	407,870	EUR	88,402
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	2,482,037	SEK	(118,443)
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	361,915	CHF	(146,087)
Bellevue Group AG	1-Day SARON - 1.10%	Monthly	JPHQ	12/12/24	70,186	CHF	20,331
Berkeley Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/25	108,131	GBP	6,082
BEWi ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	4/15/25	358,102	NOK	2,588
BFF Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	10/16/24	298,443	EUR	35,985
BHP Group Ltd	1-Day SONIA - 1.52%	Monthly	MSCO	12/02/24	177,317	GBP	22,775
Bioarctic AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	1,883,550	SEK	44,615
Biomerieux	1-Day EONIA - 0.30%	Monthly	MSCS	9/16/24	106,715	EUR	(11,085)
BlueNord ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/25	377,656	NOK	1,682
BMW Group	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	203,595	EUR	29,921
Boliden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/07/25	3,211,067	SEK	(23,662)
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	403,062	EUR	(44,258)
Bonduelle	1-Day EONIA - 1.49%	Monthly	MSCO	7/17/25	4,685	EUR	138
BoneSupport AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/25	869,406	SEK	(29,282)
Borr Drilling Limited	1-Week NIBOR - 0.75%	Monthly	SEBA	9/09/24	2,445,512	NOK	15,652
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/25	153,554	EUR	(2,326)
British American Tobacco	1-Day SONIA - 0.30%	Monthly	MSCS	9/27/24	100,150	GBP	(19,745)
Brunel International	Euro STR - 0.30%	Monthly	JPHQ	6/20/25	84,934	EUR	5,902
Bucher Industries	1-Day SARON - 0.35%	Monthly	JPHQ	7/31/25	249,631	CHF	(9,059)
Budimex	1-Day FEDEF - 0.50%	Monthly	MSCO	5/07/25	123,293		15,602
Bufab AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	382,725	SEK	(5,564)
BW Energy Ltd.	1-Week NIBOR - 0.45%	Monthly	SEBA	7/17/25	658,174	NOK	966
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	491,064	EUR	(62,832)
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/25	1,751,233	NOK	(101,287)
Calida Holding AG	Euro STR - 1.05%	Monthly	JPHQ	7/31/25	36,213	CHF	1,034
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/25	388,228	EUR	86,807
Capgemini	1-Day EONIA - 0.30%	Monthly	MSCS	9/23/24	249,163	EUR	24,491
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/25	6,173,853	ZAR	(223,143)
Capricorn Energy PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/23/24	83,969	GBP	(38,524)
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/23/24	419,190	EUR	48,304
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/25	137,783	EUR	25,315
Catena AB	1-Day EONIA + 0.30%	Monthly	SEBA	5/08/25	2,409,966	SEK	(23,915)
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/25	254,579		(165,701)
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/25	502,586	EUR	(16,479)
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/25	28,271	GBP	(2,387)
Cerillion PLC	1-Day SONIA - 3.63%	Monthly	MSCO	6/11/25	34,102	GBP	(9,125)
Chemometec A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	3/03/25	554,687	DKK	(2,997)
Cint Group AB	1-Week STIBOR - 0.45%	Monthly	SEBA	7/17/25	1,588,227	SEK	(3,794)
Citycon OYJ	Euro STR - 0.275%	Monthly	SEBA	5/08/25	38,655	EUR	(447)
Close Brothers Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/25	120,807	GBP	(18,706)
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/25	346,920	NOK	(12,540)
CMC Markets PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/25	55,861	GBP	(110,563)
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/24/25	608,267	EUR	115,782
Cofinimmo	Euro STR - 0.30%	Monthly	JPHQ	10/13/24	105,465	EUR	(4,054)
Cognor Holding SA	1-Day FEDEF - 0.75%	Monthly	MSCS	7/17/25	64,817		(7,110)
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/25	3,068,372	DKK	(65,066)
Comet	1-Day SARON - 0.35%	Monthly	JPHQ	9/30/24	255,393	CHF	(188,181)
Corporacion Acciona Energias Renovables SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/25	233,000	EUR	18,419
COSMO Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	76,212	CHF	(70,285)
Crest Nicholson Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/25	271,207	GBP	(34,725)
Croda International PLC	1-Day SONIA - 0.44%	Monthly	MSCS	11/27/24	444,562	GBP	67,392
Curro Holdings	1-Day SABOR - 1.50%	Monthly	MSCS	1/08/25	799,791	ZAR	(31,177)
CVS Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/25	104,948	GBP	(3,207)
Cy4gate SpA	Euro STR - 0.85%	Monthly	JPHQ	2/10/25	43,456	EUR	(987)
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/25	433,626		(130,529)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Daetwyler	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	301,733	CHF	$2,663
Daimler Truck Holdings AG	Euro STR - 0.30%	Monthly	JPHQ	3/28/25	194,870	EUR	(4,400)
Dassault Systemes SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/25	136,261	EUR	(5,215)
Dermapharm Holding SE	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	138,936	EUR	3,537
Derwent London PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/07/25	266,624	GBP	(7,293)
Deutsche Boerse	Euro STR - 0.30%	Monthly	JPHQ	11/27/24	194,765	EUR	(22,904)
Deutsche Post	Euro STR - 0.30%	Monthly	JPHQ	12/11/24	312,564	EUR	(9,185)
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	439,245	GBP	117,297
DiaSorin	Euro STR - 0.30%	Monthly	JPHQ	4/25/25	150,681	EUR	(29,840)
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/25	481,107		15,701
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/26/24	4,495,829	ZAR	(100,888)
DiscoverIE Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/28/25	325,574	GBP	18,636
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	8,713,937	ZAR	(73,425)
DNB Bank ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	7/17/25	2,348,358	NOK	(12,295)
Dometic Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	2,745,526	SEK	(4,903)
Dotdigital Group	1-Day SONIA - 0.30%	Monthly	MSCO	3/14/25	67,842	GBP	(2,481)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/25	222,115	CHF	(44,554)
doValue SpA	Euro STR - 0.30%	Monthly	JPHQ	8/14/25	151,000	EUR	86,228
DRDGOLD Ltd.	1-Day SABOR - 1.00%	Monthly	MSCS	7/17/25	2,798,290	ZAR	11,849
DSM Firmenich AG	Euro STR - 0.30%	Monthly	JPHQ	4/16/25	343,152	EUR	(63,385)
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/25	3,485,613	DKK	(19,742)
DT Capital Ltd.	1-Month HIBOR - 0.30%	Monthly	JPHQ	1/30/25	85,333	EUR	25,790
Eckert & Ziegler AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/25	72,828	EUR	(7,085)
Ecopro BM	1-Day FEDEF - 10.875%	Monthly	MSCS	5/13/25	179,480		14,437
Ecopro BM	1-Day FEDEF - 7.75%	Monthly	MSCS	5/13/25	143,800		6,252
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	142,872	EUR	(35,211)
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/25	393,254	EUR	(5,815)
Elisa Oyj	Euro STR - 0.28%	Monthly	SEBA	11/15/24	241,014	EUR	(20,138)
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	358,900	CHF	(40,546)
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/23/24	26,941	EUR	(1,388)
Ence Energia Y Celulosa SA	1-Day EONIA - 0.35%	Monthly	MSCO	2/10/25	301,295	EUR	(28,938)
Endeavour Mining PLC	1-Day SONIA - 0.30%	Monthly	MSCO	9/01/25	174,662	GBP	12,815
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/25	130,384	EUR	6,096
Energean PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	172,240	GBP	8,108
Engcon AB	1-Week STIBOR - 3.50%	Monthly	SEBA	10/04/24	798,808	SEK	(40,042)
Eni SpA	Euro STR - 0.30%	Monthly	JPHQ	1/13/25	212,906	EUR	3,769
Entain PLC	1-Day SONIA - 0.30%	Monthly	MSCO	2/17/25	367,195	GBP	89,980
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/24	4,372,653	SEK	(840)
EQT AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	3,910,055	SEK	(187,164)
Eramet SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/25	214,349	EUR	7,205
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/14/24	207,814	EUR	(59,641)
Esker SA	1-Day EONIA - 0.30%	Monthly	MSCS	5/20/25	106,396	EUR	(70,195)
Essentra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/25	190,865	GBP	6,100
Essity AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	2,541,971	SEK	(75,434)
EuroAPI	1-Day EONIA - 0.30%	Monthly	MSCS	12/23/24	88,909	EUR	(17,352)
EuroGroup Laminations SpA	Euro STR - 0.30%	Monthly	JPHQ	8/12/25	316,077	EUR	2,344
Euronext	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	73,418	EUR	(35,480)
Europris ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	3/12/25	2,601,746	NOK	24,197
EuroTeleSites AG	Euro STR - 6.00%	Monthly	JPHQ	8/26/25	20,813	EUR	(545)
Evotec SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	139,361	EUR	39,682
Exail Technologies	1-Day EONIA - 6.875%	Monthly	MSCS	9/23/24	83,149	EUR	9,756
Experian PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	206,815	GBP	(43,931)
FD Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/25	204,371	GBP	(77,896)
Ferrari SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	65,537	EUR	(34,730)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	339,155	EUR	(129,233)
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/25	249,355	GBP	46,335
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	432,331	EUR	(114,561)
Fintel PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/20/25	3,518	GBP	46
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/25	64,074	EUR	2,333
flatexDEGIRO AG	1-Month EURIBOR - 0.70%	Monthly	JPHQ	12/06/24	123,482	EUR	1,135
Flex LNG Ltd.	1-Week NIBOR - 3.50%	Monthly	SEBA	4/04/25	2,780,939	NOK	27,150
Flow Traders	Euro STR - 0.30%	Monthly	JPHQ	8/26/25	256,256	EUR	2,941

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/24	236,362	EUR	$(75,917)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/25	261,271	GBP	(35,351)
Formycon AG	Euro STR - 23.00%	Monthly	JPHQ	3/31/25	42,165	EUR	9,379
Forterra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/08/25	199,010	GBP	(50,604)
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	75,562	EUR	29,257
Franchise Brands PLC	1-Day SONIA - 18.50%	Monthly	MSCS	9/27/24	8,698	GBP	(1,546)
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	297,226	EUR	8,130
Fresnillo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	98,834	GBP	(1,000)
Frontline PLC	1-Week NIBOR - 0.275%	Monthly	SEBA	10/07/24	2,347,933	NOK	3,839
F-Secure OYJ	Euro STR - 0.275%	Monthly	SEBA	9/09/24	3,963	EUR	(618)
Funding Circle Holdings PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/11/25	126,868	GBP	(2,435)
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	361,317	CHF	(77,610)
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	139,340	GBP	(88,139)
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	324,123	EUR	(16,941)
GFT Technologies SE	Euro STR - 0.30%	Monthly	JPHQ	4/24/25	204,161	EUR	50,828
Givaudan SA	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	90,224	CHF	(37,306)
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/25	5,163,460	NOK	(50,868)
Global Dominion	1-Day EONIA - 0.275%	Monthly	MSCO	7/30/25	68,662	EUR	(2,310)
GlobalData PLC	1-Day SONIA - 1.123%	Monthly	MSCO	8/15/25	36,534	GBP	(1,198)
Golden Ocean Group Ltd.	1-Week NIBOR - 0.28%	Monthly	SEBA	1/10/25	2,202,204	NOK	(98,263)
GPW	1-Day FEDEF - 1.125%	Monthly	MSCS	12/23/24	66,647		717
Grand City Properties	Euro STR - 0.30%	Monthly	JPHQ	1/30/25	302,210	EUR	(149,471)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	424,810	GBP	(53,587)
Greatland Gold PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	223,098	GBP	35,142
Grenergy Renovables SA	1-Day EONIA - 2.38%	Monthly	MSCS	12/02/24	217,156	EUR	(51,438)
Grieg Seafood	1-Week NIBOR - 0.45%	Monthly	SEBA	4/16/25	1,857,130	NOK	39,285
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/24	258,065	EUR	4,307
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/25	408,626	EUR	(5,023)
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	115,072	EUR	(30,335)
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/25	120,185	EUR	(20,896)
H+H International A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	10/17/24	230,641	DKK	(6,968)
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/25	322,284	GBP	(78,835)
Halma PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/28/24	84,198	GBP	(25,497)
Hamborner REIT AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/24	117,111	EUR	4,495
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/25	592,795	SEK	(26,829)
Harvia PLC	Euro STR - 9.50%	Monthly	SEBA	7/17/25	136,343	EUR	(20,855)
Heineken	Euro STR - 0.35%	Monthly	JPHQ	11/27/24	433,735	EUR	32,009
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/25	5,591		(30,050)
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	294,609	EUR	(71,293)
Helvetia Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/18/25	349,927	CHF	(53,202)
Henry Boot PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	17,400	GBP	1,553
Hensoldt AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	262,284	EUR	19,355
Hermes International	1-Day SONIA - 0.40%	Monthly	MSCS	9/07/25	105,637	EUR	(5,394)
Hexagon AB	1-Week STIBOR - 0.275%	Monthly	SEBA	4/01/25	1,434,910	SEK	(3,841)
Hexagon Purus ASA	1-Week NIBOR - 3.00%	Monthly	SEBA	8/28/25	371,933	NOK	(12,359)
Hexatronic Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/25	1,029,574	SEK	(97,219)
Himalaya Shipping Ltd	1-Week NIBOR - 3.25%	Monthly	SEBA	8/28/25	303,990	NOK	(114)
HMS Networks AB	1-Week STIBOR - 0.275%	Monthly	SEBA	9/13/24	3,307,740	SEK	(16,219)
Holmen AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/25	1,555,557	SEK	420
Howden Joinery Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/18/25	193,721	GBP	(10,714)
Hufvudstaden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/12/25	4,347,078	SEK	(45,138)
Hutchmed	1-Day SONIA - 1.125%	Monthly	MSCO	9/03/25	1,244	GBP	1,634
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/24	137,318	EUR	(121,647)
[c]Iberdrola	1-Day EONIA - 0.50%	Monthly	MSCS	12/02/24	–	EUR	(36,831)
Iberdrola ORD	1-Day EONIA - 0.50%	Monthly	MSCO	12/02/24	1,103,353	EUR	(50,834)
Ibstock PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/07/24	293,357	GBP	(111,617)
ID Logistics Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/22/25	200,236	EUR	(115,289)
Idox PLC	1-Day SONIA - 6.125%	Monthly	MSCO	3/24/25	20,615	GBP	735
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	364,693	EUR	(30,736)
Immobel	Euro STR - 3.25%	Monthly	JPHQ	10/17/24	28,277	EUR	1,679
Immofinanz AG	Euro STR - 6.80%	Monthly	JPHQ	11/08/24	129,373	EUR	(58,422)
Impact Healthcare Reit ORD	1-Day SONIA - 1.10%	Monthly	MSCO	2/17/25	55,601	GBP	(5,090)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Impala Platinum	1-SABOR - 0.50%	Monthly	MSCO	5/20/25	4,126,471	ZAR	$35,048
Industrial Select Sector	1-Day FEDEF - 0.30%	Monthly	MSCS	3/24/25	574,337		(19,468)
Industrie De Nora	Euro STR - 0.30%	Monthly	JPHQ	3/07/25	176,297	EUR	54,063
Indutrade AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/03/25	990,819	SEK	(18,401)
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	371,581	EUR	8,579
Inmobiliaria Colonial SOCIMI SA	1-Day EONIA - 0.35%	Monthly	MSCS	4/22/25	84,660	EUR	(8,774)
Instalco AB	1-Week STIBOR - 0.45%	Monthly	SEBA	6/27/25	1,146,417	SEK	(10,531)
IntegraFin Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	178,159	GBP	(74,987)
International Petroleum Corp.	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/24	2,193,214	SEK	(61,690)
Interparfums SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	181,090	EUR	(16,054)
Interpump Group	Euro STR - 0.30%	Monthly	JPHQ	5/20/25	265,565	EUR	17,012
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/28/24	369,755	CHF	25,969
Investis Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/24	14,404	CHF	(2,462)
IREN SPA	Euro STR - 0.30%	Monthly	JPHQ	11/11/24	341,914	EUR	(11,944)
Italgas	Euro STR - 0.30%	Monthly	JPHQ	9/06/25	214,198	EUR	(5,020)
Italmobiliare	Euro STR - 0.30%	Monthly	JPHQ	9/27/24	108,984	EUR	(15,837)
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	50,643	GBP	5,111
JDE Peet’s NV	Euro STR - 0.30%	Monthly	JPHQ	6/06/25	472,455	EUR	64,927
JM AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	1,282,043	SEK	(2,841)
John Wood Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	74,654	GBP	14,795
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	279,119	GBP	(166,918)
Judges Scientific PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/25	208,430	GBP	(10,143)
Jupiter Fund Management PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	78,217	GBP	(8,925)
Juventus FC	Euro STR - 17.30%	Monthly	JPHQ	9/02/25	105,689	EUR	(19,298)
Kainos Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	248,109	GBP	(21,459)
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	274,620	EUR	(58,123)
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/25	63,563	EUR	41,567
Kering SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	11/27/24	396,103	EUR	137,671
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	326,150	EUR	(8,286)
Kesko Corp.	Euro STR - 0.275%	Monthly	SEBA	10/17/24	339,793	EUR	(42,156)
Kety SA	1-Day FEDEF - 1.00%	Monthly	MSCS	7/17/25	48,433		3,654
K-Fast Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	394,523	SEK	(4,348)
Kinnevik	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	6,000,715	SEK	95,630
Kloeckner + Co SE NA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	32,408	EUR	(1,162)
Kojamo PLC	Euro STR - 0.28%	Monthly	SEBA	7/14/25	96,697	EUR	(698)
Komax	1-Day SARON - 0.35%	Monthly	JPHQ	7/25/25	437,240	CHF	173,210
Kuehne+Nagel	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/25	330,139	CHF	(29,676)
Lanxess AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	204,614	EUR	8,938
Legal & General Group	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/24	322,236	GBP	(1,919)
LEM	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	136,247	CHF	14,736
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/25	272,866	EUR	14,408
LG Energy Solutions	1-Day FEDEF - 1.875%	Monthly	MSCS	10/07/24	287,456		(48,338)
Lifco	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/24	1,189,232	SEK	(30,534)
Lindab International AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/25	997,936	SEK	(13,279)
Linde PLC	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	239,262	EUR	(19,599)
Lindex Group	Euro STR - 0.275%	Monthly	SEBA	7/09/25	41,850	EUR	3,183
Linea Directa Aseguradora SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	122,946	EUR	(31,559)
Liontrust Asset Management PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/25	77,536	GBP	10,545
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	400,673	GBP	(127,685)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/25	120,825	EUR	12,253
Lottomatica Group	Euro STR - 0.30%	Monthly	JPHQ	4/16/25	236,666	EUR	(32,037)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	204,496	EUR	(150,996)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/03/25	265,557	EUR	12,826
Mandatum OYJ	Euro STR - 0.275%	Monthly	SEBA	7/17/25	204,923	EUR	(1,644)
Marlowe PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/02/25	245,015	GBP	(7,565)
Marr	Euro STR - 0.30%	Monthly	JPHQ	12/11/24	347,592	EUR	(14,107)
Marshalls PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/27/25	153,568	GBP	(13,271)
Mas Real Estate	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/24	4,102,331	ZAR	(4,688)
Matas A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/25	1,323,587	DKK	(21,958)
Mayr-Melnhof Karton AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	54,928	EUR	11,514
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/25	303,313		(226,643)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	147,108	CHF	(29,988)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Melexis	Euro STR - 0.30%	Monthly	JPHQ	4/03/25	109,951	EUR	$1,773
Mercedes-Benz Group AG	Euro STR - 0.30%	Monthly	JPHQ	1/13/25	174,540	EUR	1,268
Merlin Properties Socimi SA	1-Day EONIA - 0.30%	Monthly	MSCO	3/12/25	318,879	EUR	(57,198)
Metsa Board OYJ	Euro STR - 0.32%	Monthly	SEBA	6/13/25	206,658	EUR	26,031
Metso Outotec OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/25	177,365	EUR	12,254
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/25	265,851		(172,503)
Mips AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/20/24	4,133,638	SEK	(269,698)
MJ Gleeson PLC	1-Day FEDEF - 0.30%	Monthly	MSCS	11/04/24	57,545	GBP	(19,548)
Mo-Bruk SA	1-Day FEDEF - 2.375%	Monthly	MSCO	5/28/25	8,832		157
Momentum Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/25	312,390	SEK	(7,812)
Morgan Advanced Materials	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/25	218,868	GBP	(57,854)
Mortgage Advice Bureau	1-Day SONIA - 0.275%	Monthly	MSCO	8/14/25	9,351	GBP	662
Motus Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	11/04/24	4,646,637	ZAR	(63,089)
Musti Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/12/25	3,185	EUR	39
NCAB Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/24/25	2,063,518	SEK	(6,340)
NCC Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/15/25	106,985	GBP	(56,311)
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/25	372,876	EUR	51,203
Nestle SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/24	213,506	CHF	21,972
NewRiver REIT PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/11/25	65,926	GBP	2,707
Nexi SpA	Euro STR - 0.30%	Monthly	JPHQ	10/14/24	446,763	EUR	30,580
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/12/25	6,875,019	SEK	75,976
Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/24	2,099,616	SEK	(65,241)
Noble Corp. PLC	1-Week CIBOR - 0.34%	Monthly	SEBA	8/05/25	1,054,952	DKK	40,182
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/25	466,483	EUR	(20,675)
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/25	482,760	DKK	(15,724)
NTG Nordic Transport Group	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/25	1,142,932	DKK	4,763
NX Filtration NV	Euro STR - 2.65%	Monthly	JPHQ	8/07/25	45,425	EUR	(2,092)
OC Oerlikon	1-Day SARON - 0.35%	Monthly	JPHQ	10/07/24	262,306	CHF	(95,630)
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	187,982	GBP	46,255
OCI N.V.	Euro STR - 0.30%	Monthly	JPHQ	9/09/24	218,201	EUR	(20,370)
Orange Belgium	Euro STR - 0.30%	Monthly	JPHQ	1/27/25	14,172	EUR	(2,218)
Orsted A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	5/24/25	1,515,160	DKK	3,962
Outsurance Group Limited	1-Day SABOR - 0.50%	Monthly	MSCS	10/03/24	6,694,123	ZAR	(75,795)
Oxford Instruments PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/25	120,041	GBP	(1,831)
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/25	131,923	GBP	24,401
P/F Bakkafrost	1-Week NIBOR - 0.28%	Monthly	SEBA	7/19/25	2,766,991	NOK	13,098
Palfinger AG	Euro STR - 0.30%	Monthly	JPHQ	7/12/25	50,851	EUR	(546)
Paradox Interactive AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/25	2,203,295	SEK	(11,648)
Partners Group Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/25	92,925	CHF	(19,928)
Patrizia AG	Euro STR - 1.40%	Monthly	JPHQ	7/17/25	131,862	EUR	(3,241)
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	351,089	GBP	43,377
Pepco	1-Day FEDEF - 5.25%	Monthly	MSCS	4/14/25	199,970		10,751
Pepkor	1-Day SABOR - 0.50%	Monthly	MSCS	10/10/24	3,617,959	ZAR	(60,780)
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/24	571,917	EUR	137,066
Persimmon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/25	191,250	GBP	(53,678)
Pets at Home Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/04/25	187,959	GBP	(38,974)
Pharma Mar SA	1-Day EONIA - 0.35%	Monthly	MSCO	1/22/25	179,213	EUR	(30,142)
Pharmanutra SpA	Euro STR - 0.30%	Monthly	JPHQ	1/10/25	84,222	EUR	69
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	363,475	GBP	(43,521)
Piaggio	Euro STR - 0.30%	Monthly	JPHQ	7/14/25	393,529	EUR	(12,992)
Pick n Pay Group (The)	1-Day SABOR - 0.50%	Monthly	MSCS	12/23/24	4,508,399	ZAR	(22,160)
Pierer Mobility AG	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/24	128,805	CHF	82,033
Pierre & Vacances	1-Day EONIA - 2.13%	Monthly	MSCS	8/15/25	84,979	EUR	3,482
Platzer Fastigheter Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/04/24	784,674	SEK	(1,157)
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/25	262,017	EUR	7,838
Polypeptide	1-Day SARON - 0.35%	Monthly	JPHQ	9/18/24	40,564	CHF	(47,729)
PPHE Hotel Group Ltd	1-Day SONIA - 0.275%	Monthly	MSCO	8/02/25	12,421	GBP	98
Premier Miton Group PLC	1-Day SONIA - 3.375%	Monthly	MSCO	8/15/25	29,588	GBP	(221)
Prosus NV	Euro STR - 0.30%	Monthly	JPHQ	9/20/24	98,539	EUR	(5,239)
Protector Forsikring ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/25	684,397	NOK	(968)
Proximus Group	Euro STR - 0.30%	Monthly	JPHQ	9/18/25	173,184	EUR	(10,029)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
PRS REIT PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	202,305	GBP	$(37,432)
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/25	336,695	GBP	94,655
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/25	128,073	GBP	(2,022)
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	1,534,684	SEK	648
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	314,936	GBP	40,115
Remgro Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	10/16/24	6,214,931	ZAR	(62,486)
Remy Cointreau	1-Day EONIA - 0.275%	Monthly	MSCO	12/11/24	3,738	EUR	(8,264)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/24	444,926	EUR	114,246
Renishaw PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/13/25	328,279	GBP	6,016
Reply SpA	Euro STR - 0.30%	Monthly	JPHQ	7/18/25	68,942	EUR	(23,078)
Resilient REIT Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	3/14/25	4,180,460	ZAR	(69,199)
Revenio Group Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/25	121,729	EUR	(41,603)
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/25	2,490,994	DKK	(39,901)
Rotork PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	205,659	GBP	(6,364)
Royal Unibrew	1-Week CIBOR - 0.28%	Monthly	SEBA	11/27/24	2,363,145	DKK	(63,465)
RS Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/20/24	410,837	GBP	(40,037)
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/25	438,125	EUR	77,411
RVRC Holding	1-Week STIBOR - 0.28%	Monthly	SEBA	10/11/24	1,447,034	SEK	254
RWE AG	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	351,840	EUR	20,851
S4 Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/24/25	243,277	GBP	(40,932)
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	341,875	EUR	(60,204)
Safestore Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/24	374,743	GBP	(81,213)
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	158,859	GBP	44,553
Sagax AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/24	1,532,159	SEK	(6,653)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/25	1,831,529	NOK	23,030
Salvatore Ferragamo SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	419,382	EUR	190,889
Sampo PLC	Euro STR - 0.275%	Monthly	SEBA	7/17/25	158,262	EUR	227
Sanlam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	3,604,642	ZAR	(61,616)
Sanofi SA	1-Day EONIA - 0.275%	Monthly	MSCO	7/01/25	134,383	EUR	(9,042)
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/25	95,493		(40,878)
Sartorius AG	Euro STR - 0.30%	Monthly	JPHQ	11/28/24	182,397	EUR	40,187
Sartorius Stedim Biotech	1-Day EONIA - 0.30%	Monthly	MSCS	6/21/25	97,542	EUR	(6,808)
SBM Offshore NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	413,994	EUR	(139,710)
Scandinavian Tobacco Group	1-Week CIBOR - 0.275%	Monthly	SEBA	6/12/25	962,362	DKK	(14,458)
Scatec ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	4/26/25	1,688,991	NOK	9,214
Schibsted ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/25	4,110,484	NOK	(45,364)
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/25	276,815	EUR	91,355
Schroders PLC	1-Day SONIA - 0.30%	Monthly	MSCO	2/20/25	204,728	GBP	27,982
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/25	2,532,564	SEK	(68,649)
Sectra AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/25	1,806,803	SEK	(30,081)
secunet Security Networks AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	14,687	EUR	3,826
Sedana Medical AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/24	792,318	SEK	(11,403)
Seeing Machines Ltd.	1-Day SONIA - 5.75%	Monthly	MSCS	8/05/25	44,984	GBP	3,771
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	149,587	GBP	(25,881)
Sensirion AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/25	345,334	CHF	61,740
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	245,226	GBP	(4,657)
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCO	1/08/25	14,199	GBP	10
Shaftesbury Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/24	329,620	GBP	(84,389)
Shop Apotheke Europe NV	Euro STR - 0.85%	Monthly	JPHQ	7/17/25	158,758	EUR	(16,373)
Shurgard	Euro STR - 0.30%	Monthly	JPHQ	4/14/25	191,874	EUR	(5,797)
Siemens AG	Euro STR - 0.30%	Monthly	JPHQ	6/25/25	167,316	EUR	(79)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/25	277,436	EUR	(2,421)
SIG Group AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	130,126	CHF	14,497
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/24	228,669	CHF	(37,464)
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/25	357,955	EUR	23,020
Sixt SE	Euro STR - 0.30%	Monthly	JPHQ	4/17/25	539,268	EUR	205,883
SKAN AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	105,612	CHF	(2,177)
Skanska AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/07/25	1,045,608	SEK	(8,946)
Sligro Food Group	Euro STR - 0.30%	Monthly	JPHQ	8/29/25	19,405	EUR	5
Smith DS	1-Day SONIA - 0.275%	Monthly	MSCO	2/12/25	115,134	GBP	(9,427)
Softcat PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/28/25	284,153	GBP	11,609

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
SoftwareONE	Euro STR - 0.35%	Monthly	JPHQ	7/15/25	125,696	CHF	$3,474
Soitec SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/12/25	116,673	EUR	(8,447)
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	159,148	EUR	28,065
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/25	121,919	GBP	39,324
Soltec Power Holdings SA	1-Day EONIA - 0.73%	Monthly	MSCS	7/17/25	43,623	EUR	13,600
South32 Ltd.	1-Day SABOR - 2.125%	Monthly	MSCS	10/10/24	4,303,970	ZAR	14,612
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/23/24	1,048,183	NOK	(11,395)
SpareBank 1 SMN	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/24	4,817,020	NOK	(84,685)
SpareBank 1 SR Bank ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/22/25	2,147,966	NOK	(10,929)
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	334,417	GBP	76,150
SSP Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/28/25	86,276	GBP	2,617
St Galler Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/06/24	222,273	CHF	21,573
St James’s Place PLC	1-Day SONIA - 0.30%	Monthly	MSCO	5/06/25	106,796	GBP	(73,194)
Stabilus SE	Euro STR - 0.30%	Monthly	JPHQ	6/25/25	77,065	EUR	7,869
Stora Enso OYJ	Euro STR - 0.28%	Monthly	SEBA	8/05/25	344,654	EUR	10,171
Storskogen Group AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/25	3,199,799	SEK	(136,046)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/24	1,134,218	EUR	(45,757)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	3/25/25	678,528	EUR	(22,529)
STRATEC SE	Euro STR - 0.35%	Monthly	JPHQ	4/21/25	165,635	EUR	20,077
Super Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/19/25	1,691,456	ZAR	185
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/16/24	114,902	GBP	5,057
Surgical Science Sweden AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/01/25	638,915	SEK	138
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	4,475,661	SEK	4,019
Svenska Handelsbanken	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/25	1,974,176	SEK	(14,224)
Swatch Group	1-Day SARON - 0.35%	Monthly	JPHQ	7/30/25	128,846	CHF	1,012
Sweco AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/20/25	1,635,303	SEK	(70,738)
Swiss Prime Site	1-Day SARON - 0.35%	Monthly	JPHQ	5/01/25	131,384	CHF	(13,310)
Swisscom AG	1-Day SARON - 0.35%	Monthly	JPHQ	2/03/25	232,491	CHF	(7,920)
Symrise AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/24	265,958	EUR	(70,076)
Talgo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	174,600	EUR	(27,903)
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	276,829	EUR	(29,476)
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	252,123	GBP	(640)
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/24	297,402	EUR	7,999
Telecom Italia SpA	Euro STR - 0.75%	Monthly	JPHQ	7/14/25	411,844	EUR	32,017
Telefonica SA	1-Day EONIA - 0.35%	Monthly	MSCS	1/12/25	239,882	EUR	5,306
Teleperformance	1-Day EONIA - 0.30%	Monthly	MSCO	3/27/25	187,001	EUR	1,541
Telia Company AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/06/25	1,646,452	SEK	(33,591)
Tessenderlo Group	Euro STR - 0.30%	Monthly	JPHQ	10/10/24	162,069	EUR	(6,848)
Text	1-Day FEDEF - 2.125%	Monthly	MSCO	8/07/25	113,788		4,737
TGS ASA	1-Week NIBOR - 1.50%	Monthly	SEBA	4/16/25	1,194,632	NOK	(42,574)
ThyssenKrupp Nucera AG	Euro STR - 0.34%	Monthly	JPHQ	3/28/25	258,720	EUR	60,094
Tietoevry Corp.	Euro STR - 0.275%	Monthly	SEBA	11/29/24	392,790	EUR	19,733
Tiger Brands	1-Day SABOR - 0.50%	Monthly	MSCO	6/25/25	3,667,749	ZAR	(29,552)
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/25	99,172	EUR	(8,671)
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	290,028	EUR	92,715
Tokmanni Group	Euro STR - 0.275%	Monthly	SEBA	8/27/25	52,793	EUR	(89)
Tomra Systems ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	1/08/25	2,157,315	NOK	(53,610)
TomTom International BV	Euro STR - 0.30%	Monthly	JPHQ	7/13/25	170,127	EUR	14,915
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	786,913	ZAR	18,831
Troax Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/02/25	1,453,882	SEK	5,768
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/25	2,548,598	DKK	(22,007)
Tubacex SA	1-Day EONIA - 1.63%	Monthly	MSCS	7/17/25	42,578	EUR	(957)
Ubisoft Entertainment SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	270,382	EUR	58,535
Unilever	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/24	180,940	GBP	(65,100)
UNIQA Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	3/18/25	221,631	EUR	1,858
Unite Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/25	290,226	GBP	(13,499)
United Internet AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	416,369	EUR	19,666
Urban Logistics REIT PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	340,632	GBP	1,687
Utilities Select Sector	1-Day FEDEF - 0.30%	Monthly	MSCS	3/24/25	1,745,513		(51,345)
Valmet OYJ	Euro STR - 0.28%	Monthly	SEBA	11/22/24	267,152	EUR	(1,048)
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/25	112,133	EUR	28,413
VAT Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/25	221,209	CHF	(64,230)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
VERBIO Vereinigte BioEnergie AG	Euro STR - 1.00%	Monthly	JPHQ	7/01/25	325,159	EUR	$103,662
Vestas Wind Systems A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/12/25	653,994	DKK	18,184
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/09/24	88,881		(4,745)
Vetropack	1-Day SARON - 0.35%	Monthly	JPHQ	8/26/25	39,783	CHF	(2,623)
Victrex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	448,110	GBP	154,389
Vidrala SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/24	131,998	EUR	(12,477)
Vimian Group	1-Week STIBOR - 0.275%	Monthly	SEBA	7/01/25	884,291	SEK	(19,814)
Vinci	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/24	90,396	EUR	(2,213)
Viscofan SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/25	334,129	EUR	(30,338)
Vitec Software Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/22/25	2,998,287	SEK	(8,326)
Volati AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/24	811,152	SEK	(4,940)
Volkswagen AG	Euro STR - 0.30%	Monthly	JPHQ	8/15/25	64,649	EUR	(1,260)
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	180,365	EUR	51,047
Vopak	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	57,987	EUR	(7,260)
Wacker Chemie AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	300,683	EUR	56,341
Wacker Neuson SE	Euro STR - 0.30%	Monthly	JPHQ	4/01/25	156,295	EUR	21,667
Waga Energy SA	1-Day EONIA - 0.75%	Monthly	MSCS	7/17/25	35,615	EUR	18,817
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	3,322,470	SEK	(67,650)
Warteck	1-Day SARON - 6.50%	Monthly	JPHQ	2/03/25	54,884	CHF	99
[c] WeBuyCars Pty Ltd.	1-Day SABOR - 2.75%	Monthly	MSCO	7/17/25	–	ZAR	(43,424)
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/25	410,607	EUR	(41,524)
WH Smith PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/25	251,529	GBP	(4,753)
Wienerberger AG	Euro STR - 0.30%	Monthly	JPHQ	8/26/25	193,322	EUR	75
WithSecure Corp.	Euro STR - 0.275%	Monthly	SEBA	4/22/25	67,846	EUR	13,852
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/24	186,724	GBP	89,729
XTB	1-Day FEDEF - 0.50%	Monthly	MSCO	6/30/25	87,284		(2,473)
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	1,175,050	SEK	(71,019)
Yara International ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	6/16/25	1,968,526	NOK	(5,782)
YIT Corp.	Euro STR - 0.275%	Monthly	SEBA	11/08/24	152,799	EUR	(71,484)
YouGov ORD	1-Day SONIA - 0.30%	Monthly	MSCO	5/08/25	100,054	GBP	63,057
Young & Co’s Brewery	1-Day SONIA - 2.50%	Monthly	MSCO	6/23/25	76,630	GBP	3,804
Yubico AB	1-Week STIBOR - 1.25%	Monthly	SEBA	4/03/25	1,699,845	SEK	(69,650)
Zealand Pharma A/S	1-Week CIBOR - 0.45%	Monthly	SEBA	7/17/25	670,411	DKK	(41,749)
Zignago Vetro SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	233,624	EUR	17,251
Zur Rose Group AG	1-Day SARON - 2.10%	Monthly	JPHQ	7/17/25	145,636	CHF	64,358
							(5,799,748)
Interest Rate Contracts – Long[a]
Cross Asset Trend	Fixed (0.50)%	Monthly	DBAB	9/30/24	24,165,322		(207,950)
Nigerian Government Bond	1-Day FEDEF	Quarterly	CITI	2/21/34	134,492		(28,909)
Nigerian Treasury Bills	1-Day FEDEF	Quarterly	CITI	3/27/25	270,751		(30,263)
							(267,122)
Total - Total Return Swap Contracts							$5,061,899

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bFair valued using significant unobservable input. See Note 6 regarding fair value investments.

cNotional value rounds to less than 1.

dThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio

BNPP	BNP Paribas	BRL	Brazilian Real	ADR	American Depositary Receipt

BNYM	The Bank of New York Mellon Corp.	CAD	Canadian Dollar	ASX	Australian Securities Exchange

BOFA	Bank of America, NA	CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate

BZWS	Barclays Bank PLC	COP	Colombian Peso	CAC	Cotation Assistee en Continu

CITI	Citigroup, NA	CZK	Czech Koruna	CBOE	Chicago Board Options Exchange

DBAB	Deutsche Bank, AG	DKK	Danish Krone	CIBOR	Copenhagen Interbank Offered Rate

GSCO	Goldman Sachs International	DOP	Dominican Peso	DAX	Deutscher Aktienindex

HSBC	HSBC Bank PLC	EGP	Egyptian Pound	DJIA	Dow Jones Industrial Average

JPHQ	JP Morgan Chase Bank, NA	EUR	Euro	EONIA	Euro OverNight Index Average

MSCO	Morgan Stanley & Co. LLC.	GBP	British Pound	ETF	Exchange Traded Fund

MSCS	Morgan Stanley Capital Services LLC	HKD	Hong Kong Dollar	EURIBOR	Euro Interbank Offered Rate

SEBA	Skandinaviska Enskilda Banken AB	HUF	Hungarian Forint	FEDEF	Federal Funds Effective Rate

SSBT	State Street Bank and Trust Company	IDR	Indonesian Rupiah	FHLMC	Federal Home Loan Mortgage Corp.

		JPY	Japanese Yen	FNMA	Federal National Mortgage Association

		MXN	Mexican Peso	FRN	Floating Rate Note

		NOK	Norwegian Krone	FTSE	Financial Times Stock Exchange

		PEN	Peruvian Nuevo Sol	HIBOR	Hong Kong Interbank Offered Rate

		PLN	Polish Zloty	IBEX	Iberian Index

		RSD	Serbian Dinar	JIBAR	Johannesburg Interbank Agreed Rate

		SEK	Swedish Krona	JSE	Johannesburg Stock Exchange Index

		TRY	Turkish Lira	KOSPI	Korean Composite Stock Price Index

		USD	United States Dollar	LIBOR	London InterBank Offered Rate

		UYU	Uruguayan Peso	MIB	Milano Italia Borsa

		ZAR	South African Rand	NIBOR	Norwegian Interbank Offered Rate

Index				OAT	Obligation Assumable by the Treasurer

CDX.EM	CDX Emerging Markets Index			PIK	Payment In-Kind

CDX.NA.HY	CDX North America High Yield Index			RC	Revolving Loan Commitment

CDX.NA.IG		CDX North America Investment		REIT	Real Estate Investment Trust

		Grade Index		SABOR	South African Benchmark Overnight Rate

ITRX.EUR	iTraxx Europe Index			SARON	Swiss Average Rate Overnight

ITRX.EUR.XOVER	iTraxx Europe Crossover Index			SOFR	Secured Overnight Financing Rate

				SONIA	Sterling Overnight Index Average

				SPDR	Standard & Poor’s Depositary Receipt

				SPI	Swiss Performance Index

				STIBOR	Stockholm Interbank Offered Rate

				STR	Short Term Rate

				TLREF	Turkish Lira Overnight Reference Rate

				TOPIX	Tokyo Price Index

				TSX	Toronto Stock Exchange

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index	Reference Rate
1-Day EONIA	3.75%
1-Day FEDEF	5.33
1-Day SABOR	8.23
1-Day SARON	1.22
1-Day SONIA	4.95
1-Month EURIBOR.	3.59
1-Month HIBOR	3.93
1-Week CIBOR	3.45
1-Week NIBOR	4.53
1-Week STIBOR	3.51
3-Month JIBAR	8.23
Banxico Mexico 1 Month Rate	11.08
BRLCDI	10.40
Euro STR	3.66
SOFR	5.32
TLREF	50.57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, K2 Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.

2. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The

Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At August 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.

At August 31, 2024, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Altice USA Inc., Term Loan B	$107,133
Bausch Health Cos. Inc., Term Loan B	160,823
CoreLogic Inc., Term Loan B	29,000
CSC Holdings LLC, Term Loan B	29,359
Embecta Corp., Term Loan B	92,632
First Brands Group LLC, First Lien Term Loan	497,752
First Brands Group LLC, First Lien Term Loan	66,787
Forward Air Corp., Term Loan B	50,876
H-Food Holdings LLC, Initial Term Loan	25,492
H-Food Holdings LLC, Initial Term Loan	135,464
H-Food Holdings LLC, Initial Term Loan	30,158
H-Food Holdings LLC, Incremental Term Loan B-3	16
K. Hovnanian Enterprises Inc., Term Loan RC	500,000
K. Hovnanian Enterprises Inc., Refinancing Term Loan	778,000
Oldcastle BuildingEnvelope Inc., Term Loan RC	250,392
Riverbed Technology Inc., Exit Term Loan	290
Steinhoff International Holdings NV, Facility B1	182,300
Upfield Group BV, Term Loan RC	118,939

$3,055,413

4. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31, 2024, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 4.99%	$882,000	$11,582,000	$(11,502,000)	$-	$-	$962,000	962,000	$24,084

5. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2024, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments. At August 31, 2024, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets
K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$597,325,869	$48,262,186	8.1%

a The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

6. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of August 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

		Level 1		Level 2			Level 3			Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$	109,810,965	$	7,005,614		$	77		$	116,816,656
Convertible Bonds		–		64,679,050			–			64,679,050
Convertible Bonds in Reorganization		–		67,364			10,224			77,588
Corporate Bonds and Notes		–		31,458,161			251,092			31,709,253
Corporate Bonds and Notes in Reorganization		–		247,231			–			247,231
Senior Floating Rate Interests		–		11,222,923			2,070,111			13,293,034
Foreign Government and Agency Securities		–		14,828,074			–			14,828,074
Foreign Government and Agency Securities in Reorganization		–		3,004,510			–			3,004,510
U.S. Government and Agency Securities		–		7,018,788			–			7,018,788
Options Purchased		246,753		–			–			246,753
Short Term Investments		205,285,324		102,819,081			–			308,104,405

Total Investments in Securities	$	315,343,042	$	242,350,796	[c]	$	2,331,504		$	560,025,342

Other Financial Instruments:
Futures Contracts	$	4,188,256	$	–		$	–		$	4,188,256
Forward Exchange Contracts		–		1,807,601			–			1,807,601
Swap Contracts		–		23,899,872			–			23,899,872
Unfunded Loan Commitments		–		53,287			–			53,287

Total Other Financial Instruments	$	4,188,256	$	25,760,760		$	–		$	29,949,016

Liabilities:
Other Financial Instruments:
Options Written	$	53,015	$	–		$	–		$	53,015
Securities Sold Short[a]		71,843,747		29,281,049			–			101,124,796
Futures Contracts		5,673,912		–			–			5,673,912
Forward Exchange Contracts		–		2,670,106			–			2,670,106
Swap Contracts		–		18,906,689			–	[d]		18,906,689
Unfunded Loan Commitments		–		25,692			2,623			28,315

Total Other Financial Instruments	$	77,570,674	$	50,883,536		$	2,623		$	128,456,833

[a]	For detailed categories, see the accompanying Consolidated Schedule of Investments.
[b]	Includes common stocks and preferred stocks as well as other equity interests.
[c]

Includes foreign securities valued at $5,205,469, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[d]	Includes securities determined to have no value at August 31, 2024.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.